As filed with the Securities and Exchange Commission on April 30, 2007

File No. 333-104424

File No. 811-21330

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 5

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 7

COUNTRY Investors Variable Annuity Account

(Exact Name of Registrant)

COUNTRY Investors Life Assurance Company

(Name of Depositor)

1701 N. Towanda Avenue

Bloomington, Illinois, 61702-2000

1-309-821-3000

(Address and Telephone Number of Principal Executive Office)

Paul M. Harmon

Office of the General Counsel

1701 N. Towanda Avenue

Bloomington, Illinois 61702-2000

(Name and Address of Agent for Service of Process)

Copy to:

Stephen E. Roth, Esquire

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485;

☒	on May 1, 2007 pursuant to paragraph (b) or Rule 485;

☐	days after filing pursuant to paragraph (a) of Rule 485;

☐	on (date) pursuant to paragraph (a) of Rule 485

Securities being offered: Flexible Premium Deferred Variable Annuity Contracts

COUNTRY Investors Variable Annuity Account

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED

VARIABLE ANNUITY CONTRACT

PROSPECTUS

May 1, 2007

COUNTRY Investors Life Assurance Company® (the “Company”) is offering the individual flexible premium deferred variable annuity contract (the “Contract”) described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract (“you” or “your”) may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of COUNTRY Investors Variable Annuity Account (the “Account”), each of which invests in one of the following Investment Options:

American Century Investments

VP Ultra® Fund

VP VistaSM Fund

COUNTRY Mutual Funds Trust

COUNTRY VP Bond Fund

COUNTRY VP Growth Fund

Dreyfus Variable Investment Fund

VIF Appreciation Portfolio—Initial Share Class

VIF Developing Leaders Portfolio—Initial Share Class

VIF Growth and Income Portfolio —Initial Share Class

VIF International Equity Portfolio—Initial Share Class

EquiTrust Variable Insurance Series   Fund

Blue Chip Portfolio

High Grade Bond Portfolio

Managed Portfolio

Money Market Portfolio

Strategic Yield Portfolio

Fidelity® Variable Insurance Products   Funds

VIP Contrafund® Portfolio—Initial Class

VIP Growth Portfolio—Initial Class

VIP Growth & Income Portfolio—Initial Class

VIP Index 500 Portfolio—Initial Class

VIP Mid Cap Portfolio—Service Class 2

VIP Overseas Portfolio—Initial Class

Franklin Templeton Variable Insurance   Products Trust

Franklin Global Real Estate Securities Fund (formerly Franklin Real Estate Fund)—Class 2

Franklin Small Cap Value Securities Fund—Class 2

Franklin Small Mid-Cap Growth Securities Fund—Class 2

Franklin U.S. Government Fund—Class 2

Mutual Shares Securities Fund—
Class 2

Templeton Growth Securities Fund—Class 2

J.P. Morgan Series Trust II

JPMorgan Mid Cap Value Portfolio

JPMorgan Small Company Portfolio

Summit Pinnacle Series

Russell 2000 Small Cap Index Portfolio

S&P MidCap 400 Index Portfolio

T. Rowe Price Equity Series, Inc.

Equity Income Portfolio

New America Growth Portfolio

Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.

  International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract’s Accumulated Value prior to the Annuitization Date will vary to reflect the investment performance of the Investment Options you select.

Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information, dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information (“SAI”) has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SAI’s table of contents appears at the end of this Prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

This prospectus sets forth information about the Company and Account you should know before investing. Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Issued By

COUNTRY Investors Life Assurance Company®

Home Office	Variable Product Service Center
1701 N. Towanda Avenue	PO Box 9239
Bloomington, Illinois 61702-2000	Des Moines, Iowa 50306
1-888-349-4658

1

The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

2

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning or surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.

Owner Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	7%	7%
Transfer Processing Fee(2)	$25	$10
Illustrative Report Fee(3)	$25 per report	$ 0 per report

(1)  The surrender charge is only assessed during the first seven Contract Years. The surrender charge declines to 0% in the eighth Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”)

(2)  We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.

(3)  We may assess a charge of $25 for each Illustrative Report you request after the Contract Date.

The next table describes the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.

Periodic Charges	Guaranteed Maximum Charge	Current Charge
Annual Administrative Charge(4)	$45	$30
Separate Account Annual Expenses (as a percentage of average variable accumulated value)
Mortality and Expense Risk Charge	1.40%	1.20%
Total Separate Account Annual Expenses	1.40%	1.20%
Optional Guaranteed Minimum Death Benefit Endorsement Charge(5) (as a percentage of Accumulated Value)	0.20%	0.20%
Optional Incremental Death Benefit Rider Charge(5) (as a percentage of Accumulated Value)	0.30%	0.20%

(4)  We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date.

(5)  We deduct the charges for the Guaranteed Minimum Death Benefit Endorsement and Incremental Death Benefit Rider on each Contract Anniversary. If you surrender the Contract prior to the Contract anniversary, we will deduct the charge for the Incremental Death Benefit Rider on a pro-rata basis. The Guaranteed Minimum Death Benefit Endorsement and Incremental Death Benefit Rider are not available under Qualified Contracts.

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The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options for the fiscal year ended December 31, 2006. More detail concerning each Investment Option’s fees and expenses is contained in the prospectus for each Investment Option.

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)(6)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.34%
Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(7)	0.10%	1.26%

(6)   For certain Investment Options, certain expenses were reimbursed or fees waived during 2006. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.16%

(7)  The “Total Annual Investment Options Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options after taking into account contractual fee waiver or reimbursement arrangements. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Policyowners and will continue past the current year. Six Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the “Annual Investment Option Operating Expenses” table beginning on page 5 for a description of the fees and expenses charged by each of the Investment Options available under the Policy as well as any applicable contractual fee waiver or reimbursement arrangements.

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The following table indicates the Investment Options’ fees and expenses for the year ended December 31, 2006, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

Annual Investment Option Operating Expenses

(expenses that are deducted from Investment Option assets)

Investment Option	Advisory Fee	Other Expenses		12b-1 Fees	Total Expenses (before contractual fee waivers or reimbursements)	Total Amount of contractual fee waivers or reimbursements	Total Expenses (after contractual fee waivers or reimbursements)
American Century Investments
VP Ultra® Fund	1.00%	0.00%		0.00%	1.00%	0.00%	1.00	%(1)
VP VistaSM Fund	1.00%	0.00%		0.00%	1.00%	0.00%	1.00%
COUNTRY Mutual Funds Trust
COUNTRY VP Bond Fund	0.50%	0.62%		0.00%	1.12%	0.41%	0.71	%(2)
COUNTRY VP Growth Fund	0.75%	0.59%		0.00%	1.34%	0.42%	0.92	%(2)
Dreyfus
VIF Appreciation Portfolio—Initial Share Class	0.75%	0.07%		0.00%	0.82%	0.00%	0.82%
VIF Developing Leaders Portfolio— Initial Share Class	0.75%	0.09	(3)%	0.00%	0.84%	0.00%	0.84%
VIF Growth and Income Portfolio— Initial Share Class	0.75%	0.09%		0.00%	0.84%	0.00%	0.84%
VIF International Equity Portfolio— Initial Share Class	0.75%	0.28%		0.00%	1.03%	0.00%	1.03%
EquiTrust Variable Insurance Series Fund
Blue Chip Portfolio	0.20%	0.11%		0.00%	0.31%	0.00%	0.31%
High Grade Bond Portfolio	0.30%	0.14%		0.00%	0.44%	0.00%	0.44%
Managed Portfolio	0.45%	0.10%		0.00%	0.55%	0.00%	0.55%
Money Market Portfolio	0.25%	0.29%		0.00%	0.54%	0.00%	0.54%
Strategic Yield Portfolio	0.45%	0.13%		0.00%	0.58%	0.00%	0.58%

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Investment Option	Advisory Fee	Other Expenses		12b-1 Fees	Total Expenses (before contractual fee waivers or reimbursements)	Total Amount of contractual fee waivers or reimbursements	Total Expenses (after contractual fee waivers or reimbursements)
Fidelity® Variable Insurance Products Funds
VIP Contrafund Portfolio—Initial Class	0.57%	0.09%		0.00%	0.66%	0.00%	0.66	%(4)
VIP Growth Portfolio—Initial Class	0.57%	0.11%		0.00%	0.68%	0.00%	0.68	%(4)
VIP Growth & Income Portfolio— Initial Class	0.47%	0.13%		0.00%	0.60%	0.00%	0.60	%(4)
VIP Index 500 Portfolio—Initial Class	0.10%	0.00%		0.00%	0.10%	0.00%	0.10	%(5)
VIP Mid Cap Portfolio—Service Class 2	0.57%	0.11%		0.25%	0.93%	0.00%	0.93	%(4)
VIP Overseas Portfolio—Initial Class	0.72%	0.16%		0.00%	0.88%	0.00%	0.88	%(4)
Franklin Templeton
Franklin Global Real Estate Securities Fund—Class 2	0.47%	0.03%		0.25%	0.75%	0.00%	0.75	%(6)
Franklin Small Cap Value Securities Fund—Class 2	0.51%	0.20%		0.25%	0.96%	0.03%	0.93	%(7)
Franklin Small Mid-Cap Growth Securities Fund— Class 2	0.48%	0.30%		0.25%	1.03%	0.01%	1.02	%(7)
Franklin U.S. Government Fund— Class 2	0.49%	0.05%		0.25%	0.79%	0.00%	0.79	%(8)
Mutual Shares Securities Fund— Class 2	0.60%	0.21%		0.25%	1.06%	0.00%	1.06%
Templeton Growth Securities Fund— Class 2	0.75%	0.04%		0.25%	1.03%	0.00%	1.03	%(8)
J. P. Morgan Series Trust II
JPMorgan Mid Cap Value Portfolio	0.70%	0.56	%(3)	0.00%	1.26%	0.00%	1.26	%(9)
JPMorgan Small Company Portfolio	0.60%	0.56	%(3)	0.00%	1.16%	0.00%	1.16	%(9)
Summit Pinnacle Series
Russell 2000 Small Cap Index Portfolio	0.35%	0.32	%(2)	0.00%	0.67%	0.00%	0.67%
S&P MidCap 400 Index Portfolio	0.30%	0.23%		0.00%	0.53%	0.00%	0.53%

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Investment Option	Advisory Fee	Other Expenses		12b-1 Fees	Total Expenses (before contractual fee waivers or reimbursements)	Total Amount of contractual fee waivers or reimbursements	Total Expenses (after contractual fee waivers or reimbursements)
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio	0.85%	0.00%		0.00%	0.85%	0.00%	0.85	%(10)
New America Growth Portfolio	0.85%	0.00%		0.00%	0.85%	0.00%	0.85	%(10)
Personal Strategy Balanced Portfolio	0.90%	0.02	%(3)	0.00%	0.92%	0.02%	0.90	%(10)(11)
T. Rowe Price International Series, Inc.
International Stock Portfolio	1.05%	0.00%		0.00%	1.05%	0.00%	1.05	%(10)

(1)  The Fund has a stepped fee schedule. As a result, the Fund’s management fee rate generally decreases as Fund assets increase. Please consult the Fund’s prospectus for more details about the Fund’s management fees. Information regarding other expenses, which include the fees and expenses of the Fund’s independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of the Fund’s prospectus.

(2)  The Adviser agreed to reduce its fees and reimburse the Growth Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets through May 31, 2008. The fee waiver and expense reimbursement do not apply to acquired fund fees and expenses.

(3)  Other expenses include acquired Fund fees and expenses of 0.02% for the VIF Developing Leaders, Russell 2000 Small Cap Index and Personal Strategy Balanced Portfolios, and 0.01% for the Mid Cap Value and Small Company Portfolios.

(4)  Total expenses were lower than those shown because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund’s expenses, and/or because through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.65%, Growth Portfolio 0.67%, Growth & Income Portfolio 0.59%, Mid Cap Portfolio 0.91% and Overseas Portfolio 0.81%. This arrangement may be discontinued by the Fund’s manager at any time.

(5)  Management fees for the Fund have been reduced to 0.10%, and total Fund expenses were limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees or extraordinary expenses). This expense limit may not be increased without approval of the Fund’s shareholders and board of trustees.

(6)  The Fund’s fees and expenses have been restated as if the Fund’s new investment management and fund administration agreements had been in place for the fiscal year ended December 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five-year period, with there being no increase in the rate of such fees for the first-year ending April 30, 2008.

(7)  The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund’s fees and expenses are due to those of the acquired fund. This reduction is required by the Trust’s board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).

(8)  The Fund administration fee is paid indirectly through the management fee.

(9)  Total expenses reflect a written agreement pursuant to which the Portfolio’s administrator agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio (excluding acquired Fund fees and expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses, and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25% and 1.15% of its average daily net assets through April 30, 2008 for the Mid Cap Value and Small Company Portfolios, respectively. In addition, the Portfolio’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Taking these voluntary waiver and reimbursement arrangements into account, the total expenses for the Mid Cap Value Portfolio would be 1.00%.

(10)  Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio’s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

(11)  The Portfolio’s manager has voluntarily agreed to reduce its management fee by the amount of expenses incurred as a result of the Portfolio’s investment in other T. Rowe Price portfolios. Including this reduction, total expenses would have been 0.88%.

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Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, the Guaranteed Minimum Death Benefit Endorsement charge and the Incremental Death Benefit Rider charge.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,005	$1,655	$2,202	$3,620

2.  If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$935	$1,560	$2,104	$3,620

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$290	$989	$1,711	$3,620

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$889	$1,309	$1,618	$2,415

2.  If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$819	$1,210	$1,513	$2,415

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.

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3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$166	$617	$1,095	$2,145

Example 3

The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect either the Guaranteed Minimum Death Benefit Endorsement or the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,005	$1,562	$2,015	$3,195

2.  If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$935	$1,465	$1,914	$3,195

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$290	$889	$1,513	$3,195

Example 4

The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you did not elect either the Guaranteed Minimum Death Benefit Endorsement or the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$889	$1,213	$1,420	$1,933

2.  If you annuitize at the end of the applicable time period and elect fixed annuity settlement option 2 or 4 with a one year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$819	$1,113	$1,313	$1,933

3.  If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option:

1 Year	3 Years	5 Years	10 Years
$166	$514	$887	$1,933

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Company will add the number of years for which payments will be made under the annuity payment option selected to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the surrender charge percentage that would apply upon annuitization.

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SUMMARY OF THE CONTRACT

Issuance of a Contract.  The Contract is an individual flexible premium deferred variable annuity contract with a maximum issue age of 99 for Annuitants (see “DESCRIPTION OF ANNUITY CONTRACT—Issuance of a Contract”). See “DISTRIBUTION OF THE CONTRACTS” for information on compensation of persons selling the Contracts. The Contracts are:

•	“flexible premium” because you do not have to pay premiums according to a fixed schedule, and

•

“variable” because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

Free-Look Period.  You have the right to return the Contract within 30 days after you receive it (see “DESCRIPTION OF ANNUITY CONTRACT—Free-Look Period”). If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid, or

•	the Accumulated Value on the date the Company receives the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted under the Contract.

Premiums.  The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See “DESCRIPTION OF ANNUITY CONTRACT—Premiums.”) We retain the right to approve premium amounts greater than $250,000.

Allocation of Premiums.  You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums”).

•	The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

•	At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

Transfers.  You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Transfer Privilege”).

•	The minimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

•

Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

•	The Company waives fees for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

Partial Withdrawal.  You may withdraw part of the Accumulated Value upon Written Notice at any time prior to the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Partial Withdrawals”). Certain partial withdrawals may be subject to a

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surrender charge (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Surrender.  You may surrender your Contract upon Written Notice at any time prior to the Annuitization Date (see “DESCRIPTION OF ANNUITY CONTRACT—Partial Withdrawals and Surrenders—Surrender”). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

Death Benefit.  We will pay a death benefit if the Annuitant dies prior to the Annuitization Date. The death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

(1) the	sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

(2) the	Accumulated Value.

If you own a Non-Qualified Contract, you may enhance your death benefit protection by electing the Guaranteed Minimum Death Benefit Endorsement and/or the Incremental Death Benefit Rider. See “DESCRIPTION OF ANNUITY CONTRACT—Death Benefit Before Annuitization—Guaranteed Minimum Death Benefit Endorsement, and—Incremental Death Benefit Rider” for descriptions of the Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider. The Guaranteed Minimum Death Benefit Endorsement and the Incremental Death Benefit Rider are not available under Qualified Contracts.

CHARGES AND DEDUCTIONS

Your Contract will be assessed the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge).  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years (see “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Charge for Partial Withdrawal or Surrender”).

Contract Year in Which Withdrawal Occurs	Surrender Charge as a Percentage of Amount Withdrawn
1	7%
2	7
3	7
4	6
5	5
6	4
7	2
8 and after	0

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)— Amounts Not Subject to Surrender Charge.”)

We reserve the right to waive the surrender charge as provided in the Contract. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Waiver of Surrender Charge.”)

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You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive notification, prior to the Annuitization Date, at our Variable Product Service Center in order to activate this waiver.

Annual Administrative Charge.  We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date (see “CHARGES AND DEDUCTIONS—Annual Administrative Charge”). (This charge is guaranteed not to exceed $45.) We currently waive this charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee.  We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

Mortality and Expense Risk Charge.  We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.20% (approximately 0.81% for mortality risk and 0.39% for expense risk) (see “CHARGES AND DEDUCTIONS—Mortality and Expense Risk Charge”). (This charge is guaranteed not to exceed 1.40% annually.)

Guaranteed Minimum Death Benefit Endorsement.  We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Guaranteed Minimum Death Benefit Endorsement.”

Incremental Death Benefit Rider.  We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) See “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider.”

Investment Option Expenses.  The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table on page 5 titled “Annual Investment Option Expenses” lists these fees.

Risk of An Increase in Current Fees and Expenses.  Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels.

ANNUITY PROVISIONS

At any time prior to the Annuitization Date you may choose to have the Cash Surrender Value distributed to you as follows:

•	under a settlement option, or

•	in a lump sum (see “SETTLEMENT OPTIONS”).

FEDERAL TAX MATTERS

The Contract’s earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See “FEDERAL TAX MATTERS.”)

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THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS

COUNTRY Investors Life Assurance Company

The Company was incorporated on October 13, 1981 as a stock life insurance company in the State of Illinois and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 43 states: Alabama, Alaska, Arizona, Arkansas, Colorado, Connecticut, Delaware, Florida, Georgia, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Maryland, Massachusetts, Michigan, Minnesota, Missouri, Mississippi, Montana, Nebraska, Nevada, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Oregon, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Texas, Virginia, Washington, West Virginia, Wisconsin and Wyoming.

IMSA

The Company is a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.

COUNTRY Investors Variable Annuity Account

On April 17, 2002, we established the Account pursuant to the laws of the State of Illinois. The Account:

•	will receive and invest premiums paid to it under the Contract;

•	will receive and invest premiums for other variable annuity contracts we issue;

•

is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

We own the Account’s assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account’s assets are available to cover the general liabilities of the Company only to the extent that the Account’s assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company. Income, gains and losses, whether or not realized, from assets allocated to the Account are, in accordance with the Contracts, credited to or charged against the Account without regard to other income, gains or losses of the Company.

Investment Options

There are currently 33 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objective(s) and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

The investment objective(s) and policies of certain Investment Options are similar to the investment objective(s) and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no

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representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

We have summarized below the investment objective(s) and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objective(s). You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.

American Century Investments.  American Century Investment Management, Inc. is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
VP Ultra® Fund

•      This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of large companies with earnings and revenue that are not only growing, but growing at a successively faster, or accelerating pace.

VP VistaSM Fund	• This Fund seeks long-term capital growth. The Fund pursues this objective by investing in common stocks of medium-sized and smaller companies which will increase in value over time.

COUNTRY Mutual Funds Trust.  COUNTRY Trust Bank is the investment adviser to the Funds.

Portfolio	Investment Objective(s) and Principal Investments
COUNTRY VP Bond Fund

•      This Fund seeks maximum total return consistent with preservation of capital. To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations and maintains a dollar-weighted average maturity of more than five years.

COUNTRY VP Growth Fund

•      This Fund seeks growth of capital. Dividend income, if any, will be incidental to this goal. The Fund invests primarily in common stocks and other equity securities of well-established, large-capitalization companies, domestic and foreign (which generally have $5 billion of market value or more), that are determined to have above-average long-term growth potential.

Dreyfus.  The Dreyfus Corporation serves as the investment adviser to the Funds. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: International Equity Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Appreciation Portfolio— Initial Share Class

•      This Portfolio seeks long-term capital growth consistent with preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

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Portfolio	Investment Objective(s) and Principal Investments
Dreyfus Variable Investment Fund: Developing Leaders Portfolio—Initial Share Class

•      This Portfolio seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies the adviser believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests in small companies with market capitalizations of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund: Growth and Income Portfolio—Initial Share Class

•      This Portfolio seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the Portfolio invests primarily in stocks of domestic and foreign issuers.

Dreyfus Variable Investment Fund: International Equity Portfolio—Initial Share Class

•      This Portfolio seeks capital growth. To pursue this goal, the Portfolio invests primarily in growth stocks of foreign companies. Normally, the Portfolio invests at least 80% of its assets in stocks, including common stocks and convertible securities, including those issued in initial public offerings.

EquiTrust Variable Insurance Series Fund.  EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Blue Chip Portfolio	• This Portfolio seeks growth of capital and income. The Portfolio pursues this objective by investing at least 80% of its net assets in equity securities of well-capitalized, established companies.
High Grade Bond Portfolio

•      This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities. The Portfolio will pursue this objective by investing at least 80% of its net assets in debt securities rated AAA, AA or A by Standard & Poor’s or Aaa, Aa or A by Moody’s Investors Service, Inc. and in securities issued or guaranteed by the United States government or its agencies or instrumentalities.

Managed Portfolio

•      This Portfolio seeks the highest level of total return through income and capital appreciation. The Portfolio pursues this objective through a fully managed investment policy consisting of investment in the following three market sectors: (i) common stocks and other equity securities; (ii) high grade debt securities and preferred stocks of the type in which the High Grade Bond Portfolio may invest; and (iii) money market instruments of the type in which the Money Market Portfolio may invest.

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Portfolio	Investment Objective(s) and Principal Investments
Money Market Portfolio

•      This Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio will pursue this objective by investing in high quality short-term money market instruments. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, or any government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Strategic Yield Portfolio

•      This Portfolio seeks as a primary objective, as high a level of current income as is consistent with investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio pursues these objectives by investing primarily in debt and income-bearing securities rated Baa or lower by Moody’s Investors Service, Inc. and/or BBB or lower by Standard & Poor’s, or in unrated securities of comparable quality (i.e., junk bonds). An investment in this Portfolio may entail greater than ordinary financial risk. (See the Fund prospectus “HIGHER RISK SECURITIES AND INVESTMENT STRATEGIES—Lower-Rated Debt Securities.”)

Fidelity Variable Insurance Products Funds.  Fidelity Management & Research Company serves as the investment adviser to these Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Contrafund® Portfolio

•      This Portfolio seeks long-term capital appreciation. The Portfolio normally invests primarily in common stocks. The Portfolio invests in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity VIP Growth Portfolio

•      This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks. The Portfolio invests in securities of companies the adviser believes have above-average growth potential.

Fidelity VIP Growth & Income Portfolio

•      This Portfolio seeks high total return through a combination of current income and capital appreciation. The Portfolio normally invests the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the Portfolio may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.

Fidelity VIP Index 500 Portfolio

•      This Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500. To achieve this objective, the Portfolio normally invests at least 80% of its assets in common stocks included in the S&P 500.

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Portfolio	Investment Objective(s) and Principal Investments
Fidelity VIP Mid Cap Portfolio

•      This Portfolio seeks long-term growth of capital. The Portfolio normally invests at least 80% of its total assets in securities of companies with medium market capitalizations. The investment adviser invests primarily in common stocks.

Fidelity VIP Overseas Portfolio	• This Portfolio seeks long-term growth of capital. Normally, at least 80% of the Portfolio’s total assets will be invested in foreign securities. The Portfolio may also invest in U.S. issuers.

Franklin Templeton.  Franklin Advisers, Inc. serves as the investment adviser to the Franklin Small Mid-Cap Growth Securities and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund. Franklin Templeton Institutional, LLC serves as the investment adviser to the Franklin Global Real Estate Securities Fund;

Portfolio	Investment Objective(s) and Principal Investments
Franklin Global Real Estate Securities Fund (formerly Franklin Real Estate Fund)	• This Fund seeks high total return. The Fund normally invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Franklin Small Cap Value Securities Fund

•      This Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

Franklin Small Mid-Cap Growth Securities Fund	• This Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies.
Franklin U.S. Government Fund

•      This Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests primarily in fixed and variable rate mortgage-backed securities, a substantial portion of which is Ginnie Maes.

Mutual Shares Securities Fund

•      This Fund seeks capital appreciation with income as a secondary goal. The Fund normally invests primarily in equity securities of companies the manager believes are undervalued. The Fund also invests to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Growth Securities Fund	• This Fund seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

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J.P. Morgan Series Trust II.  J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
JPMorgan Mid Cap Value Portfolio

•      The Portfolio seeks growth from capital appreciation. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of mid-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Mid-cap companies are companies with market capitalizations between $1 billion to $20 billion at the time of purchase.

JPMorgan Small Company Portfolio

•      This Portfolio seeks to provide high total return from a portfolio of small company stocks. Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity investments of small-cap companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. Small-cap companies are companies with market capitalizations similar to those within the universe of the Russell 2000® Index at the time of purchase.

Summit Pinnacle Series of Summit Mutual Funds, Inc.  Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Russell 2000® Small Cap Index Portfolio

•      This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000® Index. The strategy employed is a passive strategy, where the Manager attempts to create a portfolio so that there is a strong correlation or relationship to that of a broad market index, such as the Russell 2000® Index. This passive strategy also attempts to keep transaction costs and portfolio turnover to an absolute minimum.

S&P MidCap 400® Index Portfolio

•      This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap® 400 Index. The strategy employed is a passive strategy, where the Manager attempts to create a portfolio so that there is a strong correlation or relationship to that of a broad market index, such as the S&P MidCap 400® Index. This passive strategy also attempts to keep transaction costs and portfolio turnover to an absolute minimum.

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T. Rowe Price Equity Series, Inc.  T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

Portfolio	Investment Objective(s) and Principal Investments
Equity Income Portfolio

•      This Portfolio seeks to provide substantial dividend income and long-term capital appreciation by investing primarily in dividend- paying common stocks of established companies considered by the adviser to have favorable prospects for both increasing dividends and capital appreciation.

New America Growth Portfolio

•      This Portfolio seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors the investment adviser believes will be the fastest growing in the U.S. Fast-growing companies can be found across an array of industries in today’s “new America”.

Portfolio	Investment Objective(s) and Principal Investments
Personal Strategy Balanced Portfolio

•      This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation and income. The Portfolio pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds and 10% money market securities.

T. Rowe Price International Series, Inc.  T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

Portfolio	Investment Objective(s) and Principal Investments
International Stock Portfolio	• This Portfolio seeks to provide capital appreciation through investments primarily in common stocks of in established companies based outside the United States.

The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund’s response to any of those events or conflicts insufficiently protects owners, we will take appropriate action on our own, which may include withdrawing the Account’s investment in that Fund. (See the Fund prospectuses for more detail.)

We select the Investment Options offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Option’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Investment Options periodically and may remove an Investment Option or limit its availability to new premiums and/or transfers of Accumulated Value if we determine that the Investment Option no longer meets one or more of the selection criteria, and/or if the Investment Option has not attracted significant allocations from Owners.

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We do not provide any investment advice and do not recommend or endorse any particular Investment Option. You bear the risk of any decline in the Accumulated Value of your Contract resulting from the performance of the Investment Option you have chosen.

We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. The amounts we currently receive on an annual basis range from 0.05% to 0.25% of the annual average assets we hold in the Investment Options. In addition, COUNTRY Capital Management Company, the principal underwriter of the Contracts, receives 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options. The Company and its affiliates may profit from these payments.

Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.

Addition, Deletion or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

•	operate the Account as a management investment company under the 1940 Act,

•	deregister the Account under that Act in the event such registration is no longer required, or

•	combine the Account with our other separate accounts.

In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

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DESCRIPTION OF ANNUITY CONTRACT

Issuance of a Contract

You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of COUNTRY Capital Management Company (“COUNTRY Capital”). Your Contract Date will be the date the properly completed application is received at our Variable Product Service Center. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) See “DESCRIPTION OF ANNUITY CONTRACT—Allocation of Premiums” for our procedures upon receipt of an incomplete application. The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract. We apply a maximum issue age of 99 for Annuitants.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Variable Product Service Center on a timely basis.

Premiums

The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make minimum subsequent premium payments of $50 or more at any time during the Annuitant’s lifetime and prior to the Annuitization Date. We retain the right to approve minimum initial premium amounts greater than $250,000.

You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Variable Product Service Center.

If mandated under applicable law, the Company may be required to reject a premium payment.

Free-Look Period

We provide for an initial “free-look” period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

•	premiums paid, or

•	the Accumulated Value on the date we receive the returned Contract at our Variable Product Service Center, plus administrative charges and any other charges deducted from the Account.

Allocation of Premiums

Upon receipt at our Variable Product Service Center of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount within two Business Days. We deem receipt to occur on a Business Day if we receive your properly completed Contract application and premium payment at our Variable Product Service Center before 3:00 p.m. central time. If received on or after 3:00 p.m. central time, we deem

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receipt to occur on the following Business Day. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.

You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.

•

Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

•	At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

•

We will allocate subsequent premiums in the same manner at the end of the Valuation Period we receive them at our Variable Product Service Center, unless the allocation percentages are changed. We must receive a premium payment by 3:00 p.m. central time for the premium to be allocated that Business Day. Premiums received at or after 3:00 p.m. central time will be allocated on the following Business Day.

•

You may change your allocation instructions at any time by sending Written Notice to the Variable Product Service Center. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.

•	You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

Because the Accumulated Values in each Subaccount will vary with that Subaccount’s investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.

Variable Accumulated Value

The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract’s variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Accumulated Value. Your Contract’s variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount’s unit value by the number of units allocated to that Subaccount.

Determination of Number of Units. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subaccount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that Subaccount. At the end of the valuation period, we will increase the number of units in each Subaccount by:

•	any premiums paid, and

•	any amounts transferred from another Subaccount or the Declared Interest Option.

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We will decrease the number of units in each Subaccount by:

•	any amounts withdrawn,

•	applicable charges assessed, and

•	any amounts transferred to another Subaccount or the Declared Interest Option.

Determination of Unit Value. We have set the unit value for each Subaccount’s first valuation period at $10. We calculate the unit value for a Subaccount for each subsequent valuation period by dividing (a) by (b) where:

(a)	is the net result of:

1.	the value of the net assets in the Subaccount at the end of the preceding valuation period; plus

2.	the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current valuation period; minus

3.	the capital losses, realized or unrealized, charged against the Subaccount during the current valuation period; minus

4.	any amount charged for taxes or any amount set aside during the valuation period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus

5.	the daily amount charged for mortality and expense risks for each day of the current valuation period.

(b)	is the number of units outstanding at the end of the preceding valuation period.

Transfer Privilege

You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Annuitization Date. We will process all transfers based on the net asset value next determined after we receive your signed Written Notice at our Variable Product Service Center.

•	The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

•

Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option and are limited to no more than four transfers in a Contract Year. (See “DECLARED INTEREST OPTION—Transfers from Declared Interest Option.”)

•	If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

•	The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

•	The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25 per transfer.)

We process transfers at the unit values next determined after we receive your request at our Variable Product Service Center. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer at the unit values calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted at the beginning of the transmission.

•	We allow an unlimited number of transfers among or between the Subaccounts.

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All transfer requests received in a valuation period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made.

You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider’s or you registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit Written Notice to our Variable Product Service Center.

Additional Limitations on Transfers.  When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Investment Options. Therefore, an Owner who makes frequent transfers among the Subaccounts available under this Contract causes frequent purchases and redemptions of shares of the Investment Options.

Frequent purchases and redemptions of shares of the Investment Options may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of an Investment Option’s portfolio securities and the reflection of that change in the Investment Option’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an Investment Option at a price that does not reflect the current market value of the portfolio securities of the Investment Option, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent purchases and redemptions of shares of the Investment Options may increase brokerage and administrative costs of the Investment Options, and may disrupt an Investment Option’s portfolio management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Investment Options, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Contract (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Contracts, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this Contract.

If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, limit your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Contracts that we believe are related (e.g., two Contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

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If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any disadvantage to other Owners and persons with material rights under a Contract. We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose include:

•	discontinuing your telephone transfer privileges;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service;

•	restricting your right to make transfers for a period of time;

•	refusing a transfer request;

•	requiring a minimum period of time between each transfer; and

•	limiting the amount that you may transfer at any one time.

Notwithstanding this, because our policies and procedures are discretionary and may differ among variable annuity contracts, variable insurance policies (“variable contracts”) and separate accounts, it is possible that some Owners may engage in frequent transfer activity while others may bear the harm associated with such activity.

Please note that the limits and restrictions described here are subject to the Company’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers among the Subaccounts available under this Contract, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners. Moreover, our ability to discourage and restrict frequent transfer activity may be limited by provisions of the Contract.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Contracts, or Investment Option shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on Owners engaging in frequent transfer activity among the Subaccounts under the Contract. In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Investment Option. If an Investment Option’s policies and procedures require it to restrict or refuse transactions by the Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

The Investment Options may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Investment Options describe any such policies and procedures. Such policies and procedures may provide for imposition of a redemption fee and upon request from the Fund require us to provide transaction information to the Fund and to restrict or prohibit transfers and other transactions that involve the purchase of shares of an Investment Option(s).

The frequent trading policies and procedures of an Investment Option may be different, and more or less restrictive, than the frequent trading policies and procedures of other Investment Options and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners’ transfer requests and apply the frequent trading policies and procedures of the respective Investment Options that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume

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that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

Owners and other persons with material rights under the Contracts also should be aware that the purchase and redemption orders received by the Investment Options generally are “omnibus” orders from intermediaries such as retirement plans or insurance company separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable contracts. The omnibus nature of these orders may limit the Investment Options’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Investment Options will not be harmed by transfer activity relating to the retirement plans and/or insurance companies that may invest in the Investment Options. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If any of these companies’ policies and procedures fail to successfully discourage frequent transfer activity, it will affect other insurance companies which own the Investment Option shares, as well as the contract owners of all of the insurance companies, including the Company, whose Subaccounts correspond to the affected Investment Options. In addition, if an Investment Option believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Investment Option may reject the entire omnibus order and thereby interfere with the Company’s ability to satisfy its contractual obligations to Owners.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.

Partial Withdrawals and Surrenders

Partial Withdrawals.  You may withdraw part of the Accumulated Value upon Written Notice at any time before the Annuitization Date.

•	The minimum amount which you may partially withdraw is $500.

•	If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

We will process your partial withdrawal based on the net asset value next determined after we receive your Written Notice at our Variable Product Service Center. This means that if we receive your Written Notice for partial withdrawal prior to 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time that Business Day. If we receive your Written Notice for partial withdrawal at or after 3:00 p.m. central time, we will process the partial withdrawal at the unit values calculated as of 3:00 p.m. central time on the following Business Day.

In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. Any applicable surrender charge will be deducted from your remaining Accumulated Value. You may make a partial withdrawal or surrender without incurring a surrender charge if you qualify for the waiver of surrender charge associated with confinement to an extended care facility. (See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)— Amounts Not Subject to Surrender Charge and—Waiver of the Surrender Charge.”)

You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s)

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or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Variable Product Service Center.

Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your Written Notice. If we are unable to contact you, or you instruct us to process the partial withdrawal, we will pay the Cash Surrender Value within seven days of receipt of your original Written Notice at our Variable Product Service Center.

Surrender.  You may surrender your Contract upon Written Notice on or before the Annuitization Date. We will determine your Cash Surrender Value based on the net asset value next determined after we receive your Written Notice and your Contract at our Variable Product Service Center. This means that if we receive your Written Notice to surrender the Contract prior to 3:00 p.m. central time, we will calculate the Cash Surrender Value for your Contract as of 3:00 p.m. central time that Business Day. If we receive your Written Notice to surrender the Contract at or after 3:00 p.m. central time, we will calculate the Cash Surrender Value of your Contract as of 3:00 p.m. central time on the following Business Day.

You may choose to have the Cash Surrender Value distributed to you as follows:

•	under a settlement option, or

•	in a lump sum.

Surrender and Partial Withdrawal Restrictions.  Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See “FEDERAL TAX MATTERS—Taxation of Annuities” and “—Taxation of Qualified Contracts.”

Transfer and Withdrawal Options

You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Variable Product Service Center. The options selected will remain in effect until we receive a written termination request from you at our Variable Product Service Center.

Automatic Rebalancing.  We offer an asset rebalancing program under which we will automatically transfer amounts to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option quarterly, semi-annually or annually to match your Contract’s then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

•	Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	This feature is free and is not considered in the twelve free transfers during a Contract Year.

•	This feature cannot be utilized in combination with dollar cost averaging program.

Dollar Cost Averaging.  You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with

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market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

To participate in the dollar cost averaging program, you must place at least $1,200 in a single “source account.” Each month, we will automatically transfer equal amounts from the source account to your designated “target accounts.”

•	The minimum amount of each transfer is $100.

•	Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

•	You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

•	We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Variable Product Service Center.

•	This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

•	This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

Systematic Withdrawals.  You may elect to receive automatic partial withdrawals.

•	You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

•	You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).

•	The minimum amount which you may withdraw is $100.

•	The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

•

After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge. See “CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.”

•	Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

•	Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

•	You may change the amount and frequency upon written request to our Variable Product Service Center.

•	This feature cannot be utilized in combination with dollar cost averaging program.

We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.

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Death Benefit Before Annuitization

Death of Owner.  If an Owner dies prior to the Annuitization Date, any surviving joint Owner becomes the sole Owner. If there is no surviving joint Owner, the contingent Owner, if any, becomes the new Owner. If there is no surviving joint or contingent Owner, the Owner’s estate becomes the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

The surviving Owners or new Owners are afforded the following options:

1.	If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner and all applicable surrender charges will be waived.

2.	If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner and elects payment of the death benefit or the surviving Owner or the new Owner is not the spouse of the deceased Owner, he or she must either:

•	elect to receive the Cash Surrender Value in a single sum within 5 years of the deceased Owner’s death, or

•

elect to receive the Cash Surrender Value paid out under an annuity settlement option, with payments beginning within one year after the date of the deceased Owner’s death and with payments being made over the lifetime of the surviving Owner, or over a period that does not exceed the life expectancy of the surviving Owner.

Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner’s death until the date that the Cash Surrender Value is paid.

In the case of a non-natural Owner of the Contract, the death of the Annuitant shall be treated as the death of the Owner.

Other rules may apply to a Qualified Contract.

Death of an Annuitant.  If the Annuitant dies before the Annuitization Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner’s estate.

We will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greater of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges); or

•	the Accumulated Value.

If the Beneficiary is the deceased Annuitant’s surviving spouse, the Beneficiary may continue the Contract as the new Owner and Annuitant and all applicable surrender charges will be waived. If the Beneficiary elects payment of the death benefit:

(a)	he or she may elect to receive the payment of the death benefit proceeds in a single sum within 5 years of the deceased Annuitant’s death, or

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(b)	he or she may elect to receive the death benefit proceeds under one of the annuity settlement options, with payments beginning within one year after the date of the deceased Annuitant’s death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

If the Beneficiary is not the spouse of the deceased Annuitant, the Beneficiary must receive payment under either (a) or (b) above. We do not pay a death benefit if the Annuitant dies after the Annuitization Date.

If any Owner is not an individual, the death of an Annuitant shall be treated as the death of an Owner.

Guaranteed Minimum Death Benefit Endorsement.  The Guaranteed Minimum Death Benefit Endorsement enhances the death benefit under your Contract by guaranteeing that the death benefit payable will not be less than the highest Accumulated Value under the Contract as determined at certain specified times. We will determine the guaranteed minimum death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

•	the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

•	the Accumulated Value; or

•	the Performance Enhanced Death Benefit (PEDB) amount.

On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount: (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant’s date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reduction; or (2) the then current Accumulated Value.

We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant’s 86th birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

(a)	is the death benefit immediately prior to withdrawal;

(b)	is the amount of the partial withdrawal (including applicable surrender charges); and

(c)	is the Accumulated Value immediately prior to withdrawal.

The Guaranteed Minimum Death Benefit Endorsement may not be available in all states. (A registered representative can provide information on the availability of this endorsement.) If you elect this endorsement, we will deduct 0.20% of your Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND DEDUCTIONS—Guaranteed Minimum Death Benefit Endorsement”). This charge is guaranteed not to exceed 0.20% of the Accumulated Value.

The Guaranteed Minimum Death Benefit Endorsement is not available under Qualified Contracts.

Incremental Death Benefit Rider.  The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract or the Guaranteed Minimum Death Benefit Endorsement, if elected. (This rider is not available under Qualified Contracts and may not be available in all states for Non-Qualified Contracts. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.20% of your

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Contract’s Accumulated Value on each Contract Anniversary (see “CHARGES AND DEDUCTIONS—Incremental Death Benefit Rider”). (This charge is guaranteed not to exceed 0.30% of Accumulated Value.)

The Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:

(a) is the Accumulated Value; and

(b) is the sum of all premium payments less the sum of all partial withdrawals.

The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

The following example demonstrates how the Incremental Death Benefit works. It is based on hypothetical values and is not reflective of past or future performance of the Investment Options in the Contract.

Date	Total Premiums Paid	Accumulated Value	Gain	Death Benefit	Incremental Death Benefit
5/1/2008	$100,000	$100,000	$ 0	$100,000	$ 0
5/1/2028	$100,000	$450,000	$350,000	$450,000	$50,000

If we receive Due Proof of Death on May 1, 2028, and there were no partial withdrawals made prior to the Annuitant’s death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

Death Benefit On or After Annuitization

If an Owner dies on or after the Annuitization Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the payee receiving annuity payments becomes the new Owner and retains the rights provided to Owners during the annuity period, including the right to name successor payees if the deceased Owner had not previously done so. On or after the Annuitization Date, if any Owner dies before the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as quickly as under the method of distribution being used as of the date of death.

Proceeds at Annuitization

You select the date your Contract is annuitized (the Annuitization Date). There is no minimum age required for the Annuitant to establish an Annuitization Date. However, for Non-Qualified Contracts, the Annuitization Date may be no later than the Annuitant’s age 70 or 10 years after the Contract Date. For Qualified Contracts, the Annuitization Date may be no later than the Annuitant’s age 70 1/2 or such other date as meets the requirements of the Code.

At annuitization, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity settlement option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See “SETTLEMENT OPTIONS.”) If a settlement option is elected, we will apply the Accumulated Value less any

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applicable surrender charge. If a lump sum payment is chosen, we will pay the Cash Surrender Value at annuitization.

You may change the Annuitization Date at any time before distribution payments begin, subject to these limitations:

•	we must receive Written Notice at our Variable Product Service Center at least 30 days before the Annuitization Date; and

•	the Annuitization Date requested must be a date that is at least 30 days after receipt of the Written Notice.

Payments

We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Variable Product Service Center. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

•	the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

•	the SEC permits by an order the postponement for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account’s net assets not reasonably practicable.

If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator.

Modification

You may modify your Contract only if one of our officers agrees in writing to such modification.

Upon notification to you, we may modify your Contract if:

•	necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

•	necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

•	necessary to reflect a change in the operation of the Account; or

•	the modification provides additional Subaccount and/or fixed accumulation options.

We will make the appropriate endorsement to your Contract in the event of most such modifications.

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Reports to Owners

We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.

Inquiries

You may contact the Company in writing at our Variable Product Service Center if you have any questions regarding your Contract.

Change of Address

We confirm all Owner change of address requests by sending a confirmation to both the old and new addresses.

THE DECLARED INTEREST OPTION

You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).

In compliance with specific state insurance regulations, the Declared Interest Option is not available in all states. A registered representative can provide information on the availability of this Investment Option.

The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the “1933 Act”), and neither the Declared Interest Option nor the Company’s General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company’s General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of your Accumulated Value allocated to the Declared Interest Option (the “Declared Interest Option accumulated value”) will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company’s general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company. You,

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therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

Calculation of Declared Interest Option Accumulated Value.  The Declared Interest Option accumulated value is equal to:

•	amounts allocated and transferred to the Declared Interest Option, plus

•	interest credited, less

•	amounts deducted, transferred or withdrawn.

Transfers from Declared Interest Option

You may transfer amounts from the Declared Interest Option to any or all of the Subaccounts no more than four times in a Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.

Payment Deferral

We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

Charge for Partial Withdrawal or Surrender.  We apply a charge if you make a partial withdrawal from or surrender your Contract during the first seven Contract Years.

Contract Year in Which Withdrawal Occurs	Charge as Percentage of Amount Withdrawn
1	7%
2	7
3	7
4	6
5	5
6	4
7	2
8 and after	0

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If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Cash Surrender Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn. Amounts deducted to pay the surrender charge on partial withdrawals are not subject to the surrender charge.

Amounts Not Subject to Surrender Charge.  In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value as of the most recent Contract Anniversary without incurring a surrender charge (the “10% withdrawal privilege”). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawal(s) in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.

Surrender Charge at Annuitization.  We may assess a surrender charge against your Accumulated Value on the Annuitization Date. We do not apply a surrender charge if you elect to receive fixed annuity settlement options 1, 3 or 5, or a variable annuity settlement option. If you elect fixed annuity payments under settlement options 2 or 4, we add the fixed number of years for which payments will be made under the settlement option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.

Waiver of Surrender Charge. You may make a partial withdrawal from or surrender this Contract without incurring a surrender charge after the Contract Date if the Annuitant has been confined in an extended care facility for at least 30 consecutive days (as defined in your Contract). We must receive Written Notice, prior to the Annuitization Date, at our Variable Product Service Center in order to activate this waiver.

Annual Administrative Charge

We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

We currently waive the annual administrative charge with an initial premium payment of $50,000 or greater on the Contract Date. We also currently waive this charge if the Accumulated Value is $50,000 or greater on each subsequent Contract Anniversary.

We may terminate this waiver at any time.

Transfer Processing Fee

We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25 per transfer.)

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Guaranteed Minimum Death Benefit Endorsement

We currently apply a charge for the Guaranteed Minimum Death Benefit Endorsement at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.20% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Incremental Death Benefit Rider

We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.20% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) We deduct this charge from each Subaccount and/or the Declared Interest Option based on each Investment Option’s proportional amount of Accumulated Value.

Mortality and Expense Risk Charge

We apply a daily mortality and expense risk charge at an annual rate of 1.20% (daily rate of 0.0032682%) (approximately 0.81% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks. (This charge is guaranteed not to exceed 1.40% annually.)

The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies prior to the Annuitization Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.

Illustrative Report Fee

Upon your request, we will provide you with a set of illustrations of Contract values free of charge. We reserve the right to assess a fee of $25 for each set of personalized illustrations you request. However, we do not currently assess such a charge.

Investment Option Expenses

The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)

Premium Taxes

Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.

Other Taxes

Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

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SETTLEMENT OPTIONS

The accumulation phase of your Contract ends on the date you select to annuitize your Contract (see “DESCRIPTION OF ANNUITY CONTRACT—Proceeds at Annuitization”). At that time, your proceeds will be applied under a settlement option, unless you elect to receive this amount in a single sum. Should you not elect a settlement option on the Annuitization Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a settlement option. The amount of proceeds will equal either: (1) the Cash Surrender Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a settlement option. Although tax consequences may vary depending on the settlement option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.

Prior to the Annuitization Date, you may elect to have your proceeds applied under a settlement option, or a Beneficiary can have the death benefit applied under a settlement option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a settlement option agreement to be issued for the settlement option. The settlement option agreement will show the rights and benefits of the payee(s) under the settlement option selected.

You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or fixed interest option to which we will apply your proceeds.

The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments. Your choice of payment frequency and payout period will affect the amount of each payment. Increasing the frequency of payments or increasing the payout period will reduce the amount of each payment.

Options 1 and 4 may not satisfy the minimum required distribution rules for Qualified Contracts. Please consult a tax advisor.

Description of Settlement Options

Fixed Settlement Options:

Option 1—Interest Payment Option.  The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

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Option 2—Fixed Time Payment Option.  The proceeds are paid in equal monthly installments for any period selected, up to 30 years.

Option 3—Lifetime Payment Option.  The proceeds are paid in equal monthly installments during the payee’s lifetime. The three variations are:

(a)	Straight Life. No specific number of payments is guaranteed. Payments stop when the payee dies.

(b)	Life Income with Refund. Payments stop when they cumulatively equal the amount applied or when the payee dies, whichever is later.

(c)	Life Income with Period Certain. Payments stop at the end of the selected guaranteed period (10, 15 or 20 years) or when the payee dies, whichever is later.

Option 4—Fixed Amount Payment Option.  The proceeds are paid in equal monthly installments for a specific amount and will continue until all the proceeds plus interest are exhausted.

Option 5—Joint Lifetime Payment Option.  The proceeds are paid in equal monthly installments while two joint payees live. When one payee dies, future payments will be made to the survivor for their lifetime.

Fixed Settlement Options 1, 2 and 4 may not always satisfy minimum required distribution rules for Qualified Contracts. Consult a tax advisor.

Variable Settlement Options:

Option A—Payment of Life Income.  The proceeds are paid in varying amounts during the payee’s lifetime with the guarantee that payments will be made for a specified number of years.

Option B—Payment of Joint and Survivor Life Income.  The proceeds are paid in varying installments while one or both payees live.

Alternate Settlement Options:

The Company may make available alternative settlement options.

Election of Settlement Options and Annuity Payments

While the Annuitant is living, you may elect, revoke or change a settlement option at any time prior to the Annuitization Date. Upon an Annuitant’s death, if a settlement option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.

We will initiate an election, revocation or change of a settlement option upon receipt of Written Notice at our Variable Product Service Center.

We reserve the right to:

•	refuse the election of a settlement option if total proceeds are less than $5,000,

•	refuse to make payments of less than $100 each, or

•	make payments at less frequent intervals if payments would otherwise be less than $100 each.

We have provided a brief description of the available settlement options above. The term “effective date” means the date as of which the proceeds are applied to a settlement option. The term “payee” means a person who is entitled to receive payment under a settlement option.

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Fixed Annuity Payments.  Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

•	the form and duration of the settlement option chosen,

•	the payee’s age and sex,

•	the amount of proceeds applied to purchase the fixed annuity payments, and

•	the applicable annuity purchase rates.

We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.

Under Option 1, proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option 4, proceeds are paid in amounts and at intervals specified by the payee. For each other settlement option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected settlement option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.

Variable Annuity Payments.  Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The payee may elect to receive variable annuity payments only under Options A and B. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected settlement option. Therefore, the dollar amount of the first variable annuity payment will depend on:

•	the dollar amount of proceeds being applied to a settlement option,

•	the settlement option selected,

•	the age and sex of the Annuitant, and

•	the assumed interest rate used in the variable settlement option tables (4% per year).

We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date (as of 3:00 p.m. central time) by the annuity purchase rate for the selected settlement option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

An “annuity unit” is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see “Variable Settlement Options—Transfer of Annuity Units” below).

We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

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The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a)	is the annuity unit value for the immediately preceding Valuation Period;

(b)	is the net investment factor for that Valuation Period (described below); and

(c)	is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity settlement options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.

We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

(x)	is the net result of:

1.	the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

2.	the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

3.	the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

4.	any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount:

(y)	is the net asset value of the Subaccount for the immediately preceding Valuation Period; and

(z)	is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.

Variable Settlement Options—Transfer of Annuity Units.  By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. central time, we will process the transfer of the dollar value of a designated number of annuity units calculated as of 3:00 p.m. central time on the following Business Day. We treat facsimile and telephone requests as having been received based upon the time noted on the beginning of the transmission.

On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.

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Variable Settlement Options—Surrenders.  Upon Written Notice, a payee may make a full surrender of the payments remaining in the guarantee period of a variable settlement option and receive the surrender value. We allow full surrenders from variable settlement options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable settlement option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable settlement option.

The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable settlement option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. If we receive your Written Notice to surrender prior to 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time that Business Day. If we receive your Written Notice at or after 3:00 p.m. central time, we will calculate the annuity unit values as of 3:00 p.m. central time on the following Business Day.

We assume that each payment under a variable settlement option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

Please refer to APPENDIX A for more information on variable annuity payments.

YIELDS AND TOTAL RETURNS

We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option’s total operating expenses. (See the accompanying Investment Option prospectuses.)

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one-, five- and ten-year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

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The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

Each Investment Option’s yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. (“Lipper”) and the Variable Annuity Research Data Service (“VARDS”) are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor’s Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio’s investment experience is positive.

FEDERAL TAX MATTERS

The following discussion is general and is not intended as tax advice

Introduction

This discussion is based on the Company’s understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (“IRS”). No representation is made as

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to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

A Contract may be purchased on a non-qualified basis (“Non-Qualified Contract”) or purchased and used in connection with plans qualifying for favorable tax treatment (“Qualified Contract”). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the “Code”). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company’s tax status. In addition, an individual must satisfy certain requirements in connection with:

•	purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

•	receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

Diversification Requirements.  Section 817(h) of the Code provides that separate account investments must be “adequately diversified” in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.

Owner Control.  In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the Owner of a Contract should not be treated as the owner of the assets of the Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent an Owner from being treated as the owner of the underlying assets of the Account.

Required Distributions.  In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

•

if any Owner dies on or after the Annuitization Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

•	if any Owner dies prior to the Annuitization Date, the interest in the Contract will be distributed within five years after the date of the Owner’s death.

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These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner’s death. An Owner’s designated Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General.  Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or settlement option) is taxable as ordinary income.

Non-Natural Owner.  A non-natural Owner of an annuity contract generally must include any excess of cash value over the “investment in the contract” as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

•	the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

•	the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

•	the Contract is issued in connection with certain Qualified Plans;

•	the Contract is purchased by an employer upon the termination of certain Qualified Plans;

•	the Contract is used in connection with a structured settlement agreement; or

•

the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals and Complete Surrenders.  Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the participant’s total accrued benefit or balance under the retirement plan. The “investment in the contract” generally equals the portion, if

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any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the contract at that time. Any additional amount withdrawn is not taxable.

In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity contract for another and the contract received is treated as a new contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments.  Although tax consequences may vary depending on the settlement option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds.  Amounts may be distributed from a Contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

•	if distributed under a settlement option, they are taxed in the same way as annuity payments.

For these purposes, the investment in the contract remains the amount of any purchase payments which were not excluded from gross income.

Penalty Tax on Certain Withdrawals.  In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

•	made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

•	attributable to the taxpayer becoming disabled;

•

as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

•	made under certain annuities issued in connection with structured settlement agreements;

•	made under an annuity contract that is purchased with a single premium when the Annuitization Date is no later than a year from purchase of the annuity and substantially

45

equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

•	any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

Other tax penalties may apply to certain distributions under a Qualified Contract. Contract Owners should consult their tax adviser.

Account Charges.  It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. You should consult your tax adviser prior to selecting any optional benefit under the Contract.

Transfers, Assignments or Exchanges of a Contract

Certain tax consequences may result upon:

•	a transfer of ownership of a Contract,

•	the designation of an Annuitant, payee or other Beneficiary who is not also the owner,

•	the selection of certain Retirement Dates, or

•	the exchange of a Contract.

An Owner contemplating any of these actions should consult their tax adviser.

Withholding

Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner’s tax status. The Owner generally can elect not to have withholding apply.

Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An “eligible rollover distribution” is any distribution to an employee (or employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, to non-taxable distributions or if the Owner chooses a “direct rollover” from the plan to a tax-qualified plan, section 403(b) tax-sheltered annuity, IRA or governmental section 457 plan that agrees to separately account for rollover contributions.

Multiple Contracts

All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity contract.

46

Taxation of Qualified Contracts

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

•	contributions in excess of specified limits;

•	distributions prior to age 59 1/2 (subject to certain exceptions);

•	distributions that do not conform to specified commencement and minimum distribution rules; and

•	other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner’s lifetime. If you are attempting to satisfy these rules through partial withdrawals before the annuity commencement date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans.  Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

Individual Retirement Annuities.  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” or “IRA.” These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible

47

and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code for the year or 100% of the amount of compensation includible in the Owner’s gross income for the year and may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SEP IRAs.  Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAs.  Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching, or non-elective, contribution on behalf of eligible employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs.  Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

•	before age 59 1/2 (subject to certain exceptions), or

•	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee’s retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

•	elective contributions made in years beginning after December 31, 1988;

•	earnings on those contributions; and

•	earnings in such years on amounts held as of the last year beginning before January 1, 1989.

Distribution of those amounts may only occur upon:

•	death of the employee,

48

•	attainment of age 59 1/2,

•	severance from employment,

•	disability, or

•	financial hardship.

In addition, income attributable to elective contributions may not be distributed in the case of hardship. A distribution of elective contributions made to a tax-sheltered annuity on account of hardship may be subject to penalties.

Death Benefits.  The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Restrictions under Qualified Contracts.  Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Possible Charge for the Company’s Taxes

The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.

Federal Estate Taxes.  While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of a Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary.

Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

Generation-skipping Transfer Tax.  Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico.  The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rican branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

49

Annuity Purchases by Nonresident Aliens and Foreign Corporations.  The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits.  We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

DISTRIBUTION OF THE CONTRACTS

We have entered into a distribution agreement with our affiliate, COUNTRY Capital Management Company (“COUNTRY Capital”) for the distribution and sale of the Contracts. COUNTRY Capital may sell the Contracts through registered representatives, or through other broker-dealers (“selling firms”) that have entered into selling agreements with COUNTRY Capital.

COUNTRY Capital receives a 0.25% fee from the following Investment Options in the form of 12b-1 fees based on Contract assets allocated to the Investment Option: Fidelity Variable Insurance Products Funds: VIP Mid Cap Portfolio; and Franklin Global Real Estate Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small Mid-Cap Growth Securities Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund. 12b-1 class shares of these Investment Options have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows the Investment Options to pay fees out of Investment Option assets to those who sell and distribute Investment Option shares. COUNTRY Capital may pay part or all of such compensation to selling firms.

We pay commissions to COUNTRY Capital for the sale of the Contracts by its registered representatives as well as by selling firms. The maximum commissions payable for Contract sales by COUNTRY Capital will be 4% of premiums paid under a Contract in the first Contract Year and 3% of renewal premiums in each Policy Year after the first Policy Year. We also pay a trail commission of 0.20% of the Accumulated Value of the Contract at the end of each Contract Year.

COUNTRY Capital passes through commissions it receives to its registered representatives and to selling firms except in the infrequent event of a Contract unassigned to a registered representative, and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is given an allowance by the Company for the following sales expenses: supervisor and registered representative compensation, representative training allowance, advertising expenses and all other expenses of distributing the Contracts.

Because registered representatives of COUNTRY Capital are also insurance agents of the Company, they and their managers may be eligible for various cash benefits such as bonuses, insurance benefits, and non-cash compensation items that the Company offers. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Sales of the Contracts may help COUNTRY Capital’s sales representatives and/or their managers qualify for such benefits. COUNTRY Capital’s registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Contracts, which may include payments made for the recruitment and training of personnel, and similar services.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other

50

types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account. See “DISTRIBUTION OF THE CONTRACTS” in the Statement of Additional Information for more information concerning compensation paid for the sale of the Contracts.

Under the Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD’s toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

LEGAL PROCEEDINGS

The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of COUNTRY Capital to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.

VOTING RIGHTS

To the extent required by law, the Company will vote Fund shares held in the Account at regular and special shareholder meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

The number of votes of an Investment Option that are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited prior to such meeting in accordance with procedures established by each Fund.

The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each

51

Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter. Proportional voting may result in a small number of contract owners determining the outcome of a vote.

FINANCIAL STATEMENTS

The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2006 and 2005 and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for the years then ended are contained in the Statement of Additional Information along with the report of our auditor, Ernst & Young LLP, an independent registered public accounting firm. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2006 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related report of Ernst & Young LLP are contained in the Statement of Additional Information.

The Company’s financial statements should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

DEFINITIONS

Account:  COUNTRY Investors Variable Annuity Account.

Accumulated Value:  The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

Annuitant:  The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

Annuitization Date:  The date when the Company applies the Accumulated Value under a settlement option, if the Annuitant is still living.

Beneficiary:  The person to whom the Company pays the proceeds on the death of the Owner or Annuitant.

Business Day:  Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).

Cash Surrender Value:  The Accumulated Value less any applicable surrender charge.

The Code:  The Internal Revenue Code of 1986, as amended.

The Company (“we”, “us” or “our”):  COUNTRY Investors Life Assurance Company.

Contract:  The individual flexible premium deferred variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

Contract Anniversary:  The same date in each Contract Year as the Contract Date.

Contract Date:  The date on which the Company receives a properly completed application at our Variable Product Service Center. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

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Contract Year:  A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

Declared Interest Option:  A fixed interest option under the Contract funded by the Company’s General Account. It is not part of, nor dependent upon, the investment performance of the Account.

Due Proof of Death:  Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

(a) a certified copy of the death certificate;

(b) a certified copy of a court decree reciting a finding of death;

(c) the Beneficiary’s statement of election;

(d) a copy of the Beneficiary’s Form W-9; or

(e) any other proof satisfactory to the Company.

Fund:  An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.

General Account:  The assets of the Company other than those allocated to the Account or any other separate account of the Company.

Investment Option:  A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

Non-Qualified Contract:  A Contract that is not a Qualified Contract.

Owner (“you” or “your”):  The person who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.

Qualified Contract:  A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408 or 408A of the Code.

SEC:  The U.S. Securities and Exchange Commission.

Subaccount:  A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

Valuation Period:  The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.

Variable Product Service Center:  The Company’s administrative office at 5400 University Avenue, West Des Moines, Iowa 50266, or PO Box 9239, Des Moines, Iowa 50306.

Written Notice:  A written request or notice signed by the Owner on a form satisfactory to the Company which we receive at our Variable Product Service Center.

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STATEMENT OF ADDITIONAL INFORMATION

SAI-TOC

Tear at perforation

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name

Address

City, State, Zip

APPENDIX A

Calculating Variable Annuity Payments

The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a supplemental agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a hypothetical supplemental agreement issued for proceeds from a hypothetical Contract.

What the Chart Illustrates.  The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment supplemental agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.

Hypothetical Rates of Return.  The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.00%, 6.00%, 9.00%, and 12.00%. Net of all expenses, these constant returns are: (2.00)%, 1.00%, 4.00%, 7.00%, and 10.00%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.80% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.20% of the illustrated Subaccount’s average daily net assets.

The first monthly variable annuity payments depicted in the chart are based on a hypothetical settlement option agreement and hypothetical investment results and are not projections or indications of future results. The Company does not guarantee or even suggest that any Subaccount, Contract or agreement issued by it would generate these or similar monthly payments for any period of time. The chart is for illustration purposes only and does not represent future variable annuity payments or future investment returns. The first variable annuity payment in each year under an actual settlement option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount’s investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the settlement option selected and the life of the payee. See the Prospectus section titled “SETTLEMENT OPTIONS—Election of Settlement Options and Annuity Payments.”

Assumptions on Which the Hypothetical Settlement Option Agreement and Contract are Based.  The chart reflects a hypothetical supplemental agreement and Contract. These, in turn, are based on the following assumptions:

•	The hypothetical Contract is a Non-Qualified Contract

•	The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

•	The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount

•	The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.00%, 6.00%, 9.00%, and 12.00%

•	Assumed Interest Rate is 4% per year

•	The payee elects to receive monthly variable annuity payments

•	The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity settlement option selected results in an initial variable annuity payment of $1,000

For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see “SETTLEMENT OPTIONS.”

Assumed Interest Rate.  Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see “SETTLEMENT OPTIONS.”

The $1,000 Initial Monthly Variable Annuity Payment.  The hypothetical supplemental agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

•	the amount of proceeds applied

•	the annuity settlement option selected

•	the annuity purchase rates in the supplemental agreement on the effective date

•	the Assumed Interest Rate under the supplemental agreement on the effective date

•	the age of the payee

•	in most cases, the sex of the payee

For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual settlement option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the settlement option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see “SETTLEMENT OPTIONS.” For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

Initial Monthly Payments for Each Year Shown, Assuming a Constant Rate of Return under Alternative Investment Scenarios

Contract Year	0.00% Gross –2.00% Net	3.00% Gross 1.00% Net	6.00% Gross 4.00% Net	9.00% Gross 7.00% Net	12.00% Gross 10.00% Net
1	1,000	1,000	1,000	1,000	1,000
2	942	971	1,000	1,029	1,058
3	888	943	1,000	1,059	1,119
4	837	916	1,000	1,089	1,183
5	788	890	1,000	1,120	1,252
6	743	864	1,000	1,153	1,324
7	700	839	1,000	1,186	1,400
8	660	815	1,000	1,220	1,481
9	622	791	1,000	1,255	1,566
10	586	768	1,000	1,292	1,657
11	552	746	1,000	1,329	1,752
12	520	725	1,000	1,367	1,853
13	490	704	1,000	1,407	1,960
14	462	684	1,000	1,447	2,073
15	435	664	1,000	1,489	2,193
16	410	645	1,000	1,532	2,319
17	386	626	1,000	1,576	2,453
18	364	608	1,000	1,622	2,595
19	343	590	1,000	1,668	2,745
20	323	573	1,000	1,717	2,903
21	305	557	1,000	1,766	3,070
22	287	541	1,000	1,817	3,247
23	271	525	1,000	1,869	3,435
24	255	510	1,000	1,923	3,633
25	240	495	1,000	1,979	3,843

APPENDIX B

Condensed Financial Information

The following reflects the accumulation unit information for the Subaccounts for the one-year periods ended on December 31.

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
VP Ultra
2004	$10.000000	$10.481432	3,025.103773
2005	$10.481432	$10.581369	7,650.777782
2006	$10.581369	$10.113630	19,159.910261
VP Vista
2004	$10.000000	$10.236082	9.700000
2005	$10.236082	$10.950793	9,395.896897
2006	$10.950793	$11.797243	12,527.364138
COUNTRY VP Bond Fund
2004	$10.000000	$10.159782	18,229.526250
2005	$10.159782	$10.222217	64,152.304730
2006	$10.222217	$10.439432	90,593.204793
COUNTRY VP Growth Fund
2004	$10.000000	$10.400196	29,183.277547
2005	$10.400196	$10.824403	77,598.174275
2006	$10.824403	$11.855354	87,510.225628
Appreciation
2004	$10.000000	$10.132073	6,147.944292
2005	$10.132073	$10.450150	15,442.212327
2006	$10.450150	$12.029024	17,021.596535
Developing Leaders
2004	$10.000000	$10.299262	9,077.424207
2005	$10.299262	$10.767959	29,069.934754
2006	$10.767959	$11.042672	37,780.921985
Dreyfus Growth and Income
2004	$10.000000	$10.779833	5,673.708318
2005	$10.779833	$11.009055	14,045.142526
2006	$11.009055	$12.458561	15,643.682449
International Equity
2004	$10.000000	$12.009921	4,564.327393
2005	$12.009921	$13.618986	20,597.863454
2006	$13.618986	$16.596999	34,451.903055
Blue Chip
2004	$10.000000	$10.269189	10,298.984016
2005	$10.269189	$10.379537	13,274.074663
2006	$10.379537	$12.044940	18,926.517856

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
High Grade Bond
2004	$10.000000	$10.229483	15,029.847274
2005	$10.229483	$10.376541	38,479.920931
2006	$10.376541	$10.744302	64,254.471428
Managed
2004	$10.000000	$10.499399	3,047.439216
2005	$10.499399	$10.845297	8,433.598537
2006	$10.845927	$12.002989	12,760.685370
Money Market
2004	$10.000000	$9.958659	6,028.319841
2005	$9.958659	$10.086981	3,170.912170
2006	$10.086981	$10.409364	5,652.961262
Strategic Yield
2004	$10.000000	$10.575732	12,327.096822
2005	$10.575732	$10.791792	25,423.134459
2006	$10.791792	$11.388808	41,644.326615
Contrafund
2004	$10.000000	$11.201789	17,938.311128
2005	$11.201789	$12.944786	82,937.105155
2006	$12.944786	$14.291778	159,300.498454
Growth
2004	$10.000000	$9.767253	14,702.033291
2005	$9.767253	$10.211342	21,755.030252
2006	$10.211342	$10.782359	29,083.152750
Fidelity Growth & Income
2004	$10.000000	$10.272183	5,169.832728
2005	$10.272183	$10.925691	13,010.578066
2006	$10.925691	$12.220103	18,555.927412
Index 500
2004	$10.000000	$10.637251	26,173.909770
2005	$10.637251	$11.018292	50,630.827837
2006	$11.018292	$12.601577	98,951.442254
Mid Cap
2004	$10.000000	$11.930189	17,655.813014
2005	$11.930189	$13.913953	45,661.207284
2006	$13.913953	$15.456627	83,578.218770
Overseas
2004	$10.000000	$10.931354	5,812.833497
2005	$10.931354	$12.859846	10,041.797887
2006	$12.859846	$15.007407	24,361.408661
Growth Securities
2004	$10.000000	$11.111083	4,807.335883
2005	$11.111083	$11.952629	17,093.051196
2006	$11.952629	$14.389003	23,276.239149

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
Real Estate
2004	$10.000000	$12.341093	7,955.564547
2005	$12.341093	$13.839173	26,065.919502
2006	$13.839173	$16.493056	44,513.896292
Mutual Shares Securities
2004	$10.000000	$10.977655	69.607762
2005	$10.977655	$11.993572	2,568.998543
2006	$11.993572	$14.031489	9,504.192742
Small Cap Value Securities
2004	$10.000000	$12.033817	4,151.395348
2005	$12.033817	$12.934528	13,551.856956
2006	$12.934528	$14.953920	25,723.941055
Small Mid-Cap Growth
2004	$10.000000	$11.161049	5,643.027918
2005	$11.161049	$11.557092	11,211.401495
2006	$11.557092	$12.414358	20,356.815635
US Government
2004	$10.000000	$10.186082	11,468.555480
2005	$10.186082	$10.307468	14,937.801138
2006	$10.307468	$10.594951	32,337.546985
Small Company
2004	$10.000000	$12.329515	7,221.697904
2005	$12.329515	$12.599901	14,729.906625
2006	$12.599901	$14.321073	17,285.015204
MidCap Value
2004	$10.000000	$11.570158	5,463.890881
2005	$11.570158	$12.486827	25,434.864118
2006	$12.486827	$14.418393	29,919.865848
S&P MidCap 400 Index
2004	$10.000000	$10.987348	11,076.760730
2005	$10.987348	$12.154864	25,659.411573
2006	$12.154864	$13.179736	37,057.920493
Russell 2000 Small Cap Index
2004	$10.000000	$11.104124	12,470.442015
2005	$11.104124	$11.413329	26,967.922132
2006	$11.413329	$13.265216	40,299.628086
Equity Income
2004	$10.000000	$11.089028	10,897.881478
2005	$11.089028	$11.387459	34,791.605907
2006	$11.387459	$13.388633	52,122.689214
International Stock
2004	$10.000000	$10.917238	4,346.299708
2005	$10.917238	$12.518252	10,277.716196
2006	$12.518252	$14.734297	16,656.543071

Subaccount	Accumulation Unit Value at Beginning of Year	Accumulation Unit Value at End of Year	Number of Units at End of Year
New America Growth
2004	$10.000000	$10.487948	9,526.771696
2005	$10.487948	$10.827421	17,478.000273
2006	$10.827421	$11.484416	37,594.566883
Personal Strategy Balanced
2004	$10.000000	$10.907120	10,733.805335
2005	$10.907120	$11.470931	35,684.523145
2006	$11.470931	$12.679703	66,722.446003

STATEMENT OF ADDITIONAL INFORMATION

COUNTRY INVESTORS LIFE ASSURANCE COMPANY

Home Office 1711 G.E. Road, PO Box 2000 Bloomington, Illinois, 61702-2000	Variable Product Service Center PO Box 9239 Des Moines, Iowa 50306 1-888-349-4658

COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

CONTRACT

This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the “Contract”) offered by COUNTRY Investors Life Assurance Company (the “Company”). This Statement of Additional Information is not a Prospectus and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number as shown above.

May 1, 2007

STATEMENT OF ADDITIONAL INFORMATION

ADDITIONAL CONTRACT PROVISIONS

The Contract

The Contract includes the basic Contract, the application, any supplemental applications and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

We will not contest the Contract from its Contract Date.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.

Non-Participation

The Contracts are not eligible for dividends and will not participate in the Company’s divisible surplus.

CALCULATION OF YIELDS AND TOTAL RETURNS

The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed in accordance with the standards defined by the SEC or be accompanied by performance data computed in such manner.

Money Market Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

The net change in account value reflects:

•	net income from the Investment Option attributable to the hypothetical account, and

•	charges and deductions imposed under the Contract attributable to the hypothetical account.

The charges and deductions include per unit charges for the hypothetical account for:

•	the annual administrative charge, and

•	the mortality and expense risk charge.

For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current and effective yields will be calculated according to the SEC prescribed formulas set forth below:

Current Yield = ((NCS – ES)/UV) × (365/7)

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 accumulation unit.

ES	=	per unit expenses attributable to the hypothetical account for the seven-day period.

UV	=	the unit value for the first day of the seven-day period.

The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and should not act as an indication or representation of future yields or rates of return. The actual yield is affected by:

•	changes in interest rates on money market securities,

•	the average portfolio maturity of the Money Market Investment Option,

•	the quality of portfolio securities held by this Investment Option, and

•	the operating expenses of the Money Market Investment Option.

Yields may also be presented for other periods of time.

Other Subaccount Yields

Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

The yield is calculated according to the SEC formula set forth below:

Yield	=	2 × ((((NI – ES)/(U × UV)) + 1) [6] – 1)

Where:

NI	=	net investment income of the Investment Option for the 30-day or one-month period attributable to the shares owned by the Subaccount.

ES	=	expenses of the Subaccount for the 30-day or one-month period.

U	=	the average daily number of accumulation units outstanding during the period.

UV	=	the unit value at the close of the last day in the 30-day or one-month period.

The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

The yield for each Subaccount normally will fluctuate over time and should not act as an indication or representation of future yields or rates of return. A Subaccount’s actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

The surrender charge is not considered in the yield calculation.

Average Annual Total Returns

Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one-, five- and ten-year periods. Average annual total returns may also be disclosed for other periods of time.

Adjusted average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.

For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the SEC prescribed formula set forth below:

TR	=	(ERV/P)1/N – 1

Where:

TR	=	the average annual total return net of Subaccount recurring charges.

ERV	=	the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P	=	a hypothetical initial payment of $1,000.

N	=	the number of years in the period.

Investment Option Performance. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.

Other Total Returns

Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR	=	(ERV/P) – 1

Where:

CTR	=	The cumulative total return net of Subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical single payment of $1,000.

Effect of the Administrative Charge on Performance Data

We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Annuitization Date. (This charge is guaranteed not to exceed $45) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount’s value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

DISTRIBUTION OF THE CONTRACTS

Our affiliate COUNTRY Capital Management Company, (“COUNTRY Capital”) is responsible for distributing the Contracts pursuant to a distribution agreement with us. COUNTRY Capital located at 1705 N. Towanda Avenue, Bloomington, Illinois 61702 serves as principal underwriter for the Contracts. COUNTRY Capital, an Illinois company organized in 1981, is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. COUNTRY Capital is a member of the Securities Investor Protection Corporation.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners of the Account.

COUNTRY Capital may sell the Contract through its registered representatives, who must be appointed by the Company as insurance agents. COUNTRY Capital also may enter into selling agreements with other broker-dealers and compensate those broker-dealers up to the amount disclosed in the Prospectus for their services.

COUNTRY Capital passes through commissions it receives except in the infrequent event of a Contract unassigned to a registered representative and does not retain any override as distributor for the Contracts. However, under the distribution agreement with COUNTRY Capital, COUNTRY Capital is reimbursed by us for the following sales expenses: supervisor and registered representative compensation; registered representative training allowances; advertising expenses; and all other expenses of distributing the Contracts.

LEGAL MATTERS

All matters relating to Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company’s authority to issue the Contracts, have been passed upon by Paul M. Harmon, Esquire, General Counsel and Secretary of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.

EXPERTS

The statutory-basis financial statements of COUNTRY Investors Life Assurance Company as of December 31, 2006 and 2005 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, an independent registered public accounting firm, Sears Tower, 233 S. Wacker Drive, Chicago, Illinois 60606. The audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2006 and the related statement of operations and changes in net assets for the periods disclosed in the financial statements and contained in this Registration Statement have been audited by Ernst & Young LLP, an independent registered public accounting firm, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The Company’s financial statements included in this Statement of Additional Information should be considered only as bearing on the Company’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

COUNTRY Investors Life Assurance Company

We have audited the accompanying statements of assets and liabilities of COUNTRY Investors Variable Annuity Account (the Account), comprising the Ultra, Vista, Balanced, Bond, COUNTRY Growth, Short-Term Bond, Appreciation, Developing Leaders, Disciplined Stock, Dreyfus Growth & Income, International Equity, Blue Chip, High Grade Bond, Managed, Money Market, Strategic Yield, Contrafund, Growth, Fidelity Growth & Income, Index 500, Mid-Cap, Overseas, Franklin Real Estate, Franklin Small Cap Value Securities, Franklin Small-Mid Cap Growth Securities, Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, Russell 2000 Small Cap Index, S&P MidCap 400 Index, Equity Income, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2006, and the related statements of operations and changes in net assets for the period disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the COUNTRY Investors Variable Annuity Account at December 31, 2006, and the results of their operations and changes in their net assets for the period described above in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 12, 2007

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities

December 31, 2006

	American Century Variable Portfolios, Inc.*		COUNTRY Mutual Funds Trust*				Dreyfus Variable Investment Fund*
	Ultra Subaccount	Vista Subaccount	Balanced Subaccount	Bond Subaccount	COUNTRY Growth Subaccount	Short-Term Bond Subaccount	Appreciation Subaccount	Developing Leaders Subaccount
Assets
Investments in shares of mutual funds, at market	$193,776	$147,788	$381,490	$945,742	$1,037,465	$304,869	$204,753	$417,202
Receivable from COUNTRY Investors Life Assurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	167	139	386	838	899	311	193	341

Total Assets	193,943	147,927	381,876	946,580	1,038,364	305,180	204,946	417,543

Liabilities
Payable to COUNTRY Investors Life Assurance Company	167	139	386	838	899	311	193	341
Payable for investments purchased	—	—	—	—	—	—	—	—

Total Liabilities	167	139	386	838	899	311	193	341

Net assets	$193,776	$147,788	$381,490	$945,742	$1,037,465	$304,869	$204,753	$417,202

Net assets
Accumulation units	$193,776	$147,788	$381,490	$910,191	$1,024,908	$304,869	$204,753	$417,202
Contracts in annuitization period	—	—	—	35,551	12,557	—	—	—

Total net assets	$193,776	$147,788	$381,490	$945,742	$1,037,465	$304,869	$204,753	$417,202

Investments in shares of mutual funds, at cost	$191,637	$131,630	$369,054	$954,052	$976,851	$304,550	$176,638	$413,964
Shares of mutual funds owned	19,300.42	9,389.35	33,464.08	96,701.60	84,829.49	31,014.13	4,812.06	9,926.30

Accumulation units outstanding	19,159.91	12,527.36	33,334.61	87,187.74	86,451.06	29,507.55	17,021.60	37,780.92
Accumulation unit value	$10.11	$11.80	$11.44	$10.44	$11.86	$10.33	$12.03	$11.04

Annuitized units outstanding	—	—	—	3,405.46	1,059.17	—	—	—
Annuitized unit value	$—	$—	$—	$10.44	$11.86	$—	$—	$—

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

	Dreyfus Variable Investment Fund*			EquiTrust Variable Insurance Series Fund*
	Disciplined Stock Subaccount	Dreyfus Growth & Income Subaccount	International Equity Subaccount	Blue Chip Subaccount	High Grade Bond Subaccount	Managed Subaccount	Money Market Subaccount	Strategic Yield Subaccount
Assets
Investments in shares of mutual funds, at market	$210,190	$194,898	$571,798	$227,969	$690,369	$153,166	$58,844	$474,279
Receivable from COUNTRY Investors Life Assurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	198	187	486	215	589	82	50	436

Total Assets	210,388	195,085	572,284	228,184	690,958	153,248	58,894	474,715
Liabilities
Payable to COUNTRY Investors Life Assurance Company	198	187	486	215	589	82	50	436
Payable for investments purchased	—	—	—	—	—	—	—	—

Total Liabilities	198	187	486	215	589	82	50	436

Net assets	$210,190	$194,898	$571,798	$227,969	$690,369	$153,166	$58,844	$474,279

Net assets
Accumulation units	$210,190	$194,898	$571,798	$227,969	$690,369	$153,166	$58,844	$474,279
Contracts in annuitization period	—	—	—	—	—	—	—	—

Total net assets	$210,190	$194,898	$571,798	$227,969	$690,369	$153,166	$58,844	$474,279

Investments in shares of mutual funds, at cost	$175,255	$166,518	$460,621	$193,526	$693,417	$143,391	$58,844	$473,073
Shares of mutual funds owned	8,229.84	7,861.95	28,476.01	5,613.61	68,218.33	9,385.19	58,843.73	51,608.19

Accumulation units outstanding	16,996.93	15,643.68	34,451.90	18,926.52	64,254.47	12,760.69	5,652.96	41,644.33
Accumulation unit value	$12.37	$12.46	$16.60	$12.04	$10.74	$12.00	$10.41	$11.39

Annuitized units outstanding	—	—	—	—	—	—	—	—
Annuitized unit value	$—	$—	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

	Fidelity Variable Insurance Products Funds*						Franklin Templeton Variable Insurance Products Trust*
	Contrafund Subaccount	Growth Subaccount	Fidelity Growth & Income Subaccount	Index 500 Subaccount	Mid-Cap Subaccount	Overseas Subaccount	Franklin Real Estate Subaccount	Franklin Small Cap Value Securities Subaccount
Assets
Investments in shares of mutual funds, at market	$2,276,687	$313,585	$226,755	$1,246,944	$1,291,837	$365,602	$734,170	$384,674
Receivable from COUNTRY Investors Life Assurance Company	—	—	—	—	—	—	290	—
Receivable for investments sold	966	235	189	1,097	918	338	—	141

Total Assets	2,277,653	313,820	226,944	1,248,041	1,292,755	365,940	734,460	384,815

Liabilities
Payable to COUNTRY Investors Life Assurance Company	966	235	189	1,097	918	338	—	141
Payable for investments purchased	—	—	—	—	—	—	290	—

Total Liabilities	966	235	189	1,097	918	338	290	141

Net assets	$2,276,687	$313,585	$226,755	$1,246,944	$1,291,837	$365,602	$734,170	$384,674

Net assets
Accumulation units	$2,276,687	$301,417	$226,755	$1,246,944	$1,291,837	$365,602	$734,170	$384,674
Contracts in annuitization period	—	12,168	—	—	—	—	—	—

Total net assets	$2,276,687	$313,585	$226,755	$1,246,944	$1,291,837	$365,602	$734,170	$384,674

Investments in shares of mutual funds, at cost	$2,187,797	$282,560	$200,650	$1,090,436	$1,213,333	$297,910	$657,898	$344,082
Shares of mutual funds owned	72,344.69	8,742.26	14,066.71	7,727.72	37,717.88	15,252.47	21,169.84	20,472.26

Accumulation units outstanding	159,300.50	27,954.63	18,555.93	98,951.44	83,578.22	24,361.41	44,513.90	25,723.94
Accumulation unit value	$14.29	$10.78	$12.22	$12.60	$15.46	$15.01	$16.49	$14.95

Annuitized units outstanding	—	1,128.52	—	—	—	—	—	—
Annuitized unit value	$—	$10.78	$—	$—	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

	Franklin Templeton Variable Insurance Products Trust*				J.P. Morgan Series Trust II*		Summit Mutual Funds, Inc. - Pinnacle Series*
	Franklin Small-Mid Cap Growth Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Growth Securities Subaccount	Mid-Cap Value Subaccount	Small Company Subaccount	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount
Assets
Investments in shares of mutual funds, at market	$252,717	$342,615	$133,358	$334,922	$431,396	$247,540	$534,583	$488,414
Receivable from COUNTRY Investors Life Assurance Company	—	—	—	—	—	—	—	—
Receivable for investments sold	235	318	75	313	409	234	470	462

Total Assets	252,952	342,933	133,433	335,235	431,805	247,774	535,053	488,876

Liabilities
Payable to COUNTRY Investors Life Assurance Company	235	318	75	313	409	234	470	462
Payable for investments purchased	—	—	—	—	—	—	—	—

Total Liabilities	235	318	75	313	409	234	470	462

Net assets	$252,717	$342,615	$133,358	$334,922	$431,396	$247,540	$534,583	$488,414

Net assets
Accumulation units	$252,717	$342,615	$133,358	$334,922	$418,278	$247,540	$526,095	$488,414
Contracts in annuitization period	—	—	—	—	13,118	—	8,488	—

Total net assets	$252,717	$342,615	$133,358	$334,922	$431,396	$247,540	$534,583	$488,414

Investments in shares of mutual funds, at cost	$229,215	$341,582	$121,432	$288,569	$377,940	$226,229	$466,503	$440,664
Shares of mutual funds owned	11,419.65	27,365.39	6,514.80	21,024.60	13,669.09	13,891.13	7,205.60	7,054.94

Accumulation units outstanding	20,356.82	32,337.55	9,504.19	23,276.24	29,010.06	17,285.02	39,659.81	37,057.92
Accumulation unit value	$12.41	$10.59	$14.03	$14.39	$14.42	$14.32	$13.27	$13.18

Annuitized units outstanding	—	—	—	—	909.81	—	639.82	—
Annuitized unit value	$—	$—	$—	$—	$14.42	$—	$13.27	$—

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Assets and Liabilities (continued)

	T. Rowe Price Equity Series, Inc.*			T. Rowe Price International Series, Inc.*
	Equity Income Subaccount	New America Growth Subaccount	Personal Strategy Balanced Subaccount	International Stock Subaccount
Assets
Investments in shares of mutual funds, at market	$697,852	$431,752	$846,021	$245,422
Receivable from COUNTRY Investors Life Assurance Company	—	—	—	—
Receivable for investments sold	447	410	175	225

Total Assets	698,299	432,162	846,196	245,647

Liabilities
Payable to COUNTRY Investors Life Assurance Company	447	410	175	225
Payable for investments purchased	—	—	—	—

Total Liabilities	447	410	175	225

Net assets	$697,852	$431,752	$846,021	$245,422

Net assets
Accumulation units	$697,852	$431,752	$846,021	$245,422
Contracts in annuitization period	—	—	—	—

Total net assets	$697,852	$431,752	$846,021	$245,422

Investments in shares of mutual funds, at cost	$632,478	$391,990	$804,004	$200,211
Shares of mutual funds owned	28,093.86	20,062.81	43,230.50	13,657.34

Accumulation units outstanding	52,122.69	37,594.57	66,722.45	16,656.54
Accumulation unit value	$13.39	$11.48	$12.68	$14.73

Annuitized units outstanding	—	—	—	—
Annuitized unit value	$—	$—	$—	$—

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations

Year Ended December 31, 2006

	American Century Variable Portfolios, Inc.*		COUNTRY Mutual Funds Trust*				Dreyfus Variable Investment Fund*
	Ultra Subaccount	Vista Subaccount	Balanced Subaccount	Bond Subaccount	COUNTRY Growth Subaccount	Short-Term Bond Subaccount	Appreciation Subaccount	Developing Leaders Subaccount
Income:
Dividends	$—	$—	$8,691	$30,830	$14,167	$12,555	$2,881	$1,381
Expenses:
Mortality and expense risk	(1,479)	(1,521)	(4,647)	(9,251)	(11,630)	(3,847)	(2,239)	(4,575)

Net investment income (loss)	(1,479)	(1,521)	4,044	21,579	2,537	8,708	642	(3,194)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,653	1,794	7,222	(6,318)	23,559	(696)	2,694	805
Realized gain distributions	—	338	8,856	—	24,688	—	—	28,559

Total realized gain (loss) on investments	1,653	2,132	16,078	(6,318)	48,247	(696)	2,694	29,364

Change in unrealized appreciation/depreciation of investments	(2,903)	6,805	8,078	867	34,719	1,606	23,325	(19,859)

Net increase (decrease) in net assets from operations	$(2,729)	$7,416	$28,200	$16,128	$85,503	$9,618	$26,661	$6,311

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

	Dreyfus Variable Investment Fund*		EquiTrust Variable Insurance Series Fund*
	Disciplined Stock Subaccount	Dreyfus Growth & Income Subaccount	International Equity Subaccount	Blue Chip Subaccount	High Grade Bond Subaccount	Managed Subaccount	Money Market Subaccount	Strategic Yield Subaccount
Income:
Dividends	$1,361	$1,324	$2,708	$2,750	$24,364	$2,182	$4,397	$22,276
Expenses:
Mortality and expense risk	(2,043)	(1,994)	(5,298)	(2,157)	(5,707)	(1,476)	(1,211)	(4,379)

Net investment income (loss)	(682)	(670)	(2,590)	593	18,657	706	3,186	17,897

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,119	1,453	9,168	1,617	(1,298)	968	—	(1,199)
Realized gain distributions	—	—	—	—	—	5,124	—	—

Total realized gain (loss) on investments	1,119	1,453	9,168	1,617	(1,298)	6,092	—	(1,199)

Change in unrealized appreciation/depreciation of investments	24,542	20,441	74,169	26,603	774	6,483	—	5,291

Net increase (decrease) in net assets from operations	$24,979	$21,224	$80,747	$28,813	$18,133	$13,281	$3,186	$21,989

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

	Fidelity Variable Insurance Products Funds*						Franklin Templeton Variable Insurance Products Trust*
	Contrafund Subaccount	Growth Subaccount	Fidelity Growth & Income Subaccount	Index 500 Subaccount	Mid-Cap Subaccount	Overseas Subaccount	Franklin Real Estate Subaccount	Franklin Small Cap Value Securities Subaccount
Income:
Dividends	$23,573	$867	$1,604	$11,441	$1,414	$1,581	$11,388	$1,666
Expenses:
Mortality and expense risk	(20,922)	(3,215)	(2,403)	(10,589)	(12,552)	(3,131)	(6,564)	(3,257)

Net investment income (loss)	2,651	(2,348)	(799)	852	(11,138)	(1,550)	4,824	(1,591)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	34,246	5,085	5,348	17,058	29,081	2,266	3,836	3,148
Realized gain distributions	171,842	—	4,483	—	94,314	1,099	44,229	9,325

Total realized gain (loss) on investments	206,088	5,085	9,831	17,058	123,395	3,365	48,065	12,473

Change in unrealized appreciation/depreciation of investments	(35,763)	13,507	13,838	114,675	(18,696)	42,743	50,187	27,782

Net increase (decrease) in net assets from operations	$172,976	$16,244	$22,870	$132,585	$93,561	$44,558	$103,076	$38,664

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

	Franklin Templeton Variable Insurance Products Trust*				J.P. Morgan Series Trust II*		Summit Mutual Funds, Inc. - Pinnacle Series*
	Franklin Small-Mid Cap Growth Securities Subaccount	Franklin U.S. Government Subaccount	Mutual Shares Securities Subaccount	Templeton Growth Securities Subaccount	Mid-Cap Value Subaccount	Small Company Subaccount	Russell 2000 Small Cap Index Subaccount	S&P MidCap 400 Index Subaccount
Income:
Dividends	$—	$7,739	$1,108	$3,631	$2,115	$—	$2,567	$3,207
Expenses:
Mortality and expense risk	(2,371)	(2,652)	(1,025)	(3,189)	(4,455)	(2,568)	(5,232)	(4,812)

Net investment income (loss)	(2,371)	5,087	83	442	(2,340)	(2,568)	(2,665)	(1,605)
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,350	(564)	1,532	9,758	10,729	1,302	9,577	3,469
Realized gain distributions	—	—	2,822	10,117	8,546	5,927	12,667	13,994

Total realized gain (loss) on investments	5,350	(564)	4,354	19,875	19,275	7,229	22,244	17,463
Change in unrealized appreciation/depreciation of investments	11,430	3,147	10,357	30,323	37,835	22,040	40,165	18,119

Net increase (decrease) in net assets from operations	$14,409	$7,670	$14,794	$50,640	$54,770	$26,701	$59,744	$33,977

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Operations (continued)

	T. Rowe Price Equity Series, Inc.*			T. Rowe Price International Series, Inc.*
	Equity Income Subaccount	New America Growth Subaccount	Personal Strategy Balanced Subaccount	International Stock Subaccount
Income:
Dividends	$9,378	$197	$13,868	$2,661
Expenses:
Mortality and expense risk	(6,649)	(3,743)	(7,379)	(2,096)

Net investment income (loss)	2,729	(3,546)	6,489	565
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4,839	1,444	9,763	1,918
Realized gain distributions	17,778	5,516	23,374	798

Total realized gain (loss) on investments	22,617	6,960	33,137	2,716
Change in unrealized appreciation/depreciation of investments	67,432	22,271	26,669	28,869

Net increase (decrease) in net assets from operations	$92,778	$25,685	$66,295	$32,150

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets

	American Century Variable Portfolios, Inc.*				COUNTRY Mutual Funds Trust*
	Ultra Subaccount		Vista Subaccount		Balanced Subaccount		Bond Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,479)	$(695)	$(1,521)	$(700)	$4,044	$1,280	$21,579	$11,698
Net realized gain (loss) on investments	1,653	180	2,132	39	16,078	1,071	(6,318)	(88)
Change in unrealized appreciation/depreciation of investments	(2,903)	2,642	6,805	9,351	8,078	2,185	867	(9,071)

Net increase (decrease) in net assets from operations	(2,729)	2,127	7,416	8,690	28,200	4,536	16,128	2,539
Contract transactions:
Transfers of net premiums	62,520	40,593	1,372	93,150	109,350	110,146	249,533	337,745
Transfers of surrenders and death benefits	(4,824)	(1,032)	—	—	(12,699)	(291)	(76,429)	(25,984)
Transfers of administrative and other charges	(214)	(188)	(39)	(22)	(546)	(396)	(900)	(506)
Transfers between subaccounts, including
Declared Interest Option account	58,067	7,749	36,146	976	(20,990)	90,733	101,631	156,777

Net increase (decrease) in net assets from contract transactions	115,549	47,122	37,479	94,104	75,115	200,192	273,835	468,032

Total increase (decrease) in net assets	112,820	49,249	44,895	102,794	103,315	204,728	289,963	470,571
Net assets at beginning of period	80,956	31,707	102,893	99	278,175	73,447	655,779	185,208

Net assets at end of period	$193,776	$80,956	$147,788	$102,893	$381,490	$278,175	$945,742	$655,779

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	COUNTRY Mutual Funds Trust*				Dreyfus Variable Investment Fund*
	COUNTRY Growth Subaccount		Short-Term Bond Subaccount		Appreciation Subaccount		Developing Leaders Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,537	$1,889	$8,708	$2,480	$642	$(1,426)	$(3,194)	$(2,358)
Net realized gain (loss) on investments	48,247	17,121	(696)	(108)	2,694	1,976	29,364	1,294
Change in unrealized appreciation/depreciation of investments	34,719	11,918	1,606	(1,224)	23,325	2,678	(19,859)	16,669

Net increase (decrease) in net assets from operations	85,503	30,928	9,618	1,148	26,661	3,228	6,311	15,605
Contract transactions:
Transfers of net premiums	245,651	334,316	169,246	126,596	34,941	28,801	62,051	140,498
Transfers of surrenders and death benefits	(51,571)	(25,614)	(22,782)	(4,066)	(13,561)	—	(18,860)	(4,761)
Transfers of administrative and other charges	(1,914)	(1,124)	(290)	(180)	(224)	(109)	(430)	(223)
Transfers between subaccounts, including Declared Interest Option account	(80,158)	197,936	(44,121)	23,249	(4,437)	67,162	55,106	68,414

Net increase (decrease) in net assets from contract transactions	112,008	505,514	102,053	145,599	16,719	95,854	97,867	203,928

Total increase (decrease) in net assets	197,511	536,442	111,671	146,747	43,380	99,082	104,178	219,533

Net assets at beginning of period	839,954	303,512	193,198	46,451	161,373	62,291	313,024	93,491

Net assets at end of period	$1,037,465	$839,954	$304,869	$193,198	$204,753	$161,373	$417,202	$313,024

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Dreyfus Variable Investment Fund*						EquiTrust Variable Insurance Series Fund*
	Disciplined Stock Subaccount		Dreyfus Growth & Income Subaccount		International Equity Subaccount		Blue Chip Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(682)	$(1,321)	$(670)	$315	$(2,590)	$(1,725)	$593	$597
Net realized gain (loss) on investments	1,119	390	1,453	335	9,168	3,860	1,617	365
Change in unrealized appreciation/depreciation of investments	24,542	7,746	20,441	3,835	74,169	30,170	26,603	976

Net increase (decrease) in net assets from operations	24,979	6,815	21,224	4,485	80,747	32,305	28,813	1,938
Contract transactions:
Transfers of net premiums	34,242	11,395	15,399	27,552	105,376	126,445	64,758	15,939
Transfers of surrenders and death benefits	(4,398)	—	(6,616)	(1,430)	(4,985)	(1,332)	(6,737)	(6,315)
Transfers of administrative and other charges	(219)	(99)	(231)	(111)	(456)	(143)	(444)	(305)
Transfers between subaccounts, including Declared Interest Option account	18,233	49,968	10,498	62,966	110,594	68,430	3,800	20,760

Net increase (decrease) in net assets from contract transactions	47,858	61,264	19,050	88,977	210,529	193,400	61,377	30,079

Total increase (decrease) in net assets	72,837	68,079	40,274	93,462	291,276	225,705	90,190	32,017
Net assets at beginning of period	137,353	69,274	154,624	61,162	280,522	54,817	137,779	105,762

Net assets at end of period	$210,190	$137,353	$194,898	$154,624	$571,798	$280,522	$227,969	$137,779

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	EquiTrust Variable Insurance Series Fund*
	High Grade Bond Subaccount		Managed Subaccount		Money Market Subaccount		Strategic Yield Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$18,657	$9,811	$706	$(14)	$3,186	$933	$17,897	$9,651
Net realized gain (loss) on investments	(1,298)	(482)	6,092	602	—	—	(1,199)	(15)
Change in unrealized appreciation/depreciation of investments	774	(4,710)	6,483	886	—	—	5,291	(6,001)

Net increase (decrease) in net assets from operations	18,133	4,619	13,281	1,474	3,186	933	21,989	3,635

Contract transactions:
Transfers of net premiums	163,441	141,922	22,399	17,161	2,498,841	2,232,034	151,423	88,634
Transfers of surrenders and death benefits	(56,480)	(3,217)	(4,234)	(586)	(2,203)	(327)	(18,050)	(8,127)
Transfers of administrative and other charges	(735)	(346)	(249)	(74)	(219)	(46)	(565)	(252)
Transfers between subaccounts, including Declared Interest Option account	166,722	102,562	30,504	41,494	(2,472,746)	(2,260,643)	45,121	60,103

Net increase (decrease) in net assets from contract transactions	272,948	240,921	48,420	57,995	23,673	(28,982)	177,929	140,358

Total increase (decrease) in net assets	291,081	245,540	61,701	59,469	26,859	(28,049)	199,918	143,993

Net assets at beginning of period	399,288	153,748	91,465	31,996	31,985	60,034	274,361	130,368

Net assets at end of period	$690,369	$399,288	$153,166	$91,465	$58,844	$31,985	$474,279	$274,361

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Funds*
	Contrafund Subaccount		Growth Subaccount		Fidelity Growth & Income Subaccount		Index 500 Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,651	$(6,048)	$(2,348)	$(1,433)	$(799)	$(312)	$852	$326
Net realized gain (loss) on investments	206,088	3,453	5,085	352	9,831	(15)	17,058	684
Change in unrealized appreciation/depreciation of investments	(35,763)	107,155	13,507	11,770	13,838	9,009	114,675	20,290

Net increase (decrease) in net assets from operations	172,976	104,560	16,244	10,689	22,870	8,682	132,585	21,300

Contract transactions:
Transfers of net premiums	673,495	539,176	84,292	22,133	85,260	28,442	424,462	157,102
Transfers of surrenders and death benefits	(100,276)	(5,960)	(28,940)	(2,402)	(33,176)	(996)	(46,266)	(2,249)
Transfers of administrative and other charges	(1,743)	(482)	(299)	(167)	(276)	(158)	(1,322)	(586)
Transfers between subaccounts, including Declared Interest Option account	458,632	235,368	20,140	48,297	9,927	53,075	179,620	103,880

Net increase (decrease) in net assets from contract transactions	1,030,108	768,102	75,193	67,861	61,735	80,363	556,494	258,147

Total increase (decrease) in net assets	1,203,084	872,662	91,437	78,550	84,605	89,045	689,079	279,447

Net assets at beginning of period	1,073,603	200,941	222,148	143,598	142,150	53,105	557,865	278,418

Net assets at end of period	$2,276,687	$1,073,603	$313,585	$222,148	$226,755	$142,150	$1,246,944	$557,865

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Fidelity Variable Insurance Products Funds*				Franklin Templeton Variable Insurance Products Trust*
	Mid-Cap Subaccount		Overseas Subaccount		Franklin Real Estate Subaccount		Franklin Small Cap Value Securities Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(11,138)	$(4,802)	$(1,550)	$(589)	$4,824	$290	$(1,591)	$(512)
Net realized gain (loss) on investments	123,395	16,278	3,365	711	48,065	19,976	12,473	1,761
Change in unrealized appreciation/depreciation of investments	(18,696)	65,181	42,743	18,419	50,187	13,777	27,782	6,848

Net increase (decrease) in net assets from operations	93,561	76,657	44,558	18,541	103,076	34,043	38,664	8,097

Contract transactions:
Transfers of net premiums	354,726	257,314	93,960	40,658	142,656	123,364	60,598	63,408
Transfers of surrenders and death benefits	(50,560)	(30,031)	(5,071)	(837)	(19,268)	(2,159)	(11,535)	(1,386)
Transfers of administrative and other charges	(1,438)	(459)	(338)	(152)	(900)	(353)	(518)	(202)
Transfers between subaccounts, including Declared Interest Option account	260,220	121,210	103,357	7,384	147,875	107,656	122,178	55,413

Net increase (decrease) in net assets from contract transactions	562,948	348,034	191,908	47,053	270,363	228,508	170,723	117,233

Total increase (decrease) in net assets	656,509	424,691	236,466	65,594	373,439	262,551	209,387	125,330

Net assets at beginning of period	635,328	210,637	129,136	63,542	360,731	98,180	175,287	49,957

Net assets at end of period	$1,291,837	$635,328	$365,602	$129,136	$734,170	$360,731	$384,674	$175,287

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	Franklin Templeton Variable Insurance Products Trust*
	Franklin Small-Mid Cap Growth Securities Subaccount		Franklin U.S. Government Subaccount		Mutual Shares Securities Subaccount		Templeton Growth Securities Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,371)	$(1,072)	$5,087	$4,026	$83	$(36)	$442	$(88)
Net realized gain (loss) on investments	5,350	848	(564)	(505)	4,354	—	19,875	347
Change in unrealized appreciation/depreciation of investments	11,430	6,543	3,147	(1,938)	10,357	1,512	30,323	10,717

Net increase (decrease) in net assets from operations	14,409	6,319	7,670	1,583	14,794	1,476	50,640	10,976

Contract transactions:
Transfers of net premiums	73,377	42,349	46,839	31,461	44,238	13,664	80,251	105,521
Transfers of surrenders and death benefits	(14,544)	(1,952)	(5,575)	(2,881)	(820)	(598)	(36,538)	(988)
Transfers of administrative and other charges	(317)	(189)	(293)	(250)	(108)	(16)	(355)	(151)
Transfers between subaccounts, including Declared Interest Option account	50,221	20,062	140,003	7,238	44,443	15,521	36,617	35,534

Net increase (decrease) in net assets from contract transactions	108,737	60,270	180,974	35,568	87,753	28,571	79,975	139,916

Total increase (decrease) in net assets	123,146	66,589	188,644	37,151	102,547	30,047	130,615	150,892

Net assets at beginning of period	129,571	62,982	153,971	116,820	30,811	764	204,307	53,415

Net assets at end of period	$252,717	$129,571	$342,615	$153,971	$133,358	$30,811	$334,922	$204,307

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	J.P. Morgan Series Trust II*				Summit Mutual Funds, Inc. - Pinnacle Series*
	Mid-Cap Value Subaccount		Small Company Subaccount		Russell 2000 Small Cap Index Subaccount		S&P MidCap 400 Index Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(2,340)	$(2,017)	$(2,568)	$(1,744)	$(2,665)	$(1,785)	$(1,605)	$(1,475)
Net realized gain (loss) on investments	19,275	9,156	7,229	21,704	22,244	3,196	17,463	5,146
Change in unrealized appreciation/depreciation of investments	37,835	8,565	22,040	(13,380)	40,165	11,120	18,119	16,627

Net increase (decrease) in net assets from operations	54,770	15,704	26,701	6,580	59,744	12,531	33,977	20,298

Contract transactions:
Transfers of net premiums	102,009	154,635	29,622	37,576	147,495	115,512	95,407	132,243
Transfers of surrenders and death benefits	(39,064)	(2,656)	(12,249)	(2,963)	(31,472)	(3,046)	(11,606)	(318)
Transfers of administrative and other charges	(637)	(253)	(399)	(204)	(597)	(325)	(383)	(227)
Transfers between subaccounts, including Declared Interest Option account	(3,283)	86,953	18,270	55,566	51,619	44,649	59,132	38,187

Net increase (decrease) in net assets from contract transactions	59,025	238,679	35,244	89,975	167,045	156,790	142,550	169,885

Total increase (decrease) in net assets	113,795	254,383	61,945	96,555	226,789	169,321	176,527	190,183

Net assets at beginning of period	317,601	63,218	185,595	89,040	307,794	138,473	311,887	121,704

Net assets at end of period	$431,396	$317,601	$247,540	$185,595	$534,583	$307,794	$488,414	$311,887

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Statements of Changes in Net Assets (continued)

	T. Rowe Price Equity Series, Inc.*						T. Rowe Price International Series, Inc.*
	Equity Income Subaccount		New America Growth Subaccount		Personal Strategy Balanced Subaccount		International Stock Subaccount
	Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
	2006	2005	2006	2005	2006	2005	2006	2005
Increase (decrease) in net assets from operations:
Net investment income (loss)	$2,729	$1,593	$(3,546)	$(1,866)	$6,489	$1,999	$565	$967
Net realized gain (loss) on investments	22,617	15,781	6,960	933	33,137	5,185	2,716	1,085
Change in unrealized appreciation/depreciation of investments	67,432	(9,260)	22,271	10,084	26,669	8,317	28,869	12,478

Net increase (decrease) in net assets from operations	92,778	8,114	25,685	9,151	66,295	15,501	32,150	14,530

Contract transactions:
Transfers of net premiums	185,144	212,059	168,197	63,672	255,127	186,345	50,491	44,748
Transfers of surrenders and death benefits	(27,224)	(3,168)	(1,368)	(288)	(20,710)	(591)	(5,551)	(1,078)
Transfers of administrative and other charges	(782)	(272)	(532)	(272)	(698)	(294)	(304)	(105)
Transfers between subaccounts, including Declared Interest Option account	51,748	58,608	50,528	17,063	136,672	91,299	39,977	23,114

Net increase (decrease) in net assets from contract transactions	208,886	267,227	216,825	80,175	370,391	276,759	84,613	66,679

Total increase (decrease) in net assets	301,664	275,341	242,510	89,326	436,686	292,260	116,763	81,209

Net assets at beginning of period	396,188	120,847	189,242	99,916	409,335	117,075	128,659	47,450

Net assets at end of period	$697,852	$396,188	$431,752	$189,242	$846,021	$409,335	$245,422	$128,659

*	Fund family name provided for clarity. Please see Note #1.

See accompanying notes.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements

December 31, 2006

1. Organization and Significant Accounting Policies

Organization

COUNTRY Investors Variable Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by COUNTRY Investors Life Assurance Company (the Company) in 2002, and exists in accordance with the rules and regulations of the Illinois Department of Financial and Professional Regulation – Division of Insurance. The Account is a funding vehicle for individual flexible premium deferred variable annuity contracts which were initially issued by the Company on January 1, 2004.

At the direction of eligible contract owners, the Account invests in thirty-six investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

Subaccount	Invests Exclusively in Shares of
American Century Variable Portfolios, Inc.:
Ultra	VP Ultra® Fund
Vista	VP VistaSM Fund

COUNTRY Mutual Funds Trust:
Balanced (1)	COUNTRY VP Balanced Fund
Bond	COUNTRY VP Bond Fund
COUNTRY Growth	COUNTRY VP Growth Fund
Short-Term Bond (1)	COUNTRY VP Short-Term Bond Fund

Dreyfus Variable Investment Fund:
Appreciation	VIF Appreciation Portfolio - Initial Class
Developing Leaders	VIF Developing Leaders Portfolio - Initial Class
Disciplined Stock	VIF Disciplined Stock Portfolio - Initial Class
Dreyfus Growth & Income	VIF Growth and Income Portfolio - Initial Class
International Equity	VIF International Equity Portfolio - Initial Class

EquiTrust Variable Insurance Series Fund:
Blue Chip	Blue Chip Portfolio
High Grade Bond	High Grade Bond Portfolio
Managed	Managed Portfolio
Money Market	Money Market Portfolio
Strategic Yield	Strategic Yield Portfolio

Fidelity Variable Insurance Products Funds:
Contrafund	VIP Contrafund® Portfolio - Initial Class

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Invests Exclusively in Shares of
Fidelity Variable Insurance Products Funds (continued):
Growth	VIP Growth Portfolio - Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio - Initial Class
Index 500	VIP Index 500 Portfolio - Initial Class
Mid-Cap	VIP Mid Cap Portfolio - Service Class 2
Overseas	VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	Franklin Real Estate Fund - Class 2
Franklin Small Cap Value Securities	Franklin Small Cap Value Securities Fund - Class 2
Franklin Small-Mid Cap Growth Securities	Franklin Small-Mid Cap Growth Securities Fund - Class 2
Franklin U.S. Government	Franklin U.S. Government Fund - Class 2
Mutual Shares Securities	Mutual Shares Securities Fund - Class 2
Templeton Growth Securities	Templeton Growth Securities Fund - Class 2

J.P. Morgan Series Trust II:
Mid-Cap Value	J.P. Morgan Mid Cap Value Portfolio
Small Company	J.P. Morgan Small Company Portfolio

Summit Mutual Funds, Inc. – Pinnacle Series:
Russell 2000 Small Cap Index	Russell 2000 Small Cap Index Portfolio
S&P MidCap 400 Index	S&P MidCap 400 Index Portfolio

T. Rowe Price Equity Series, Inc.:
Equity Income	Equity Income Portfolio
New America Growth	New America Growth Portfolio
Personal Strategy Balanced	Personal Strategy Balanced Portfolio

T. Rowe Price International Series, Inc.:
International Stock	International Stock Portfolio

(1)	The Board of Trustees for COUNTRY Mutual Funds Trust voted to close the COUNTRY VP Short-Term Bond Fund and the COUNTRY VP Balanced Fund to new investment as of July 31, 2006, and to liquidate both discontinued funds on or before August 31, 2007. In turn, the Short-Term Bond Subaccount and the Balanced Subaccount, which invest in the COUNTRY VP Short-Term Bond Fund and the COUNTRY VP Balanced Fund, respectively, stopped being available for investment beginning July 31, 2006.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates guaranteed for each contract year.

Investments

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Amounts Due To/Due From COUNTRY Investors Life Assurance Company

The amounts due to or from COUNTRY Investors Life Assurance Company represent premiums received from contract holders that have not been remitted to the Account, net of amounts due for surrenders and death benefits, as well as other policy and administrative charges.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.20% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest account.

Surrender Charge: A surrender charge is imposed in the event of a full or partial surrender during the first seven contract years. The amount charged is 7% of the amount surrendered during the first three contract years and declines by 1% in each of the next three contract years and by 2% in the seventh year. In each contract year after the first contract year, no surrender charge is deducted on annual withdrawals up to 10% of the accumulated value as of the most recent contract anniversary. After seven full contract years, no surrender charge is deducted.

Transfer Charge: A transfer charge of $10 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

Paid to Affiliates

Investment advisory fees are paid indirectly to COUNTRY Trust Bank (the “Advisor”), as affiliate of the Company, which provides investment advisory services for the COUNTRY Mutual Funds Trust. The funds pay the Advisor at the following annual percentage rates of the average daily net assets of each fund: Balanced Fund-0.75%; Bond Fund-0.75%; Growth Fund-0.75%; and Short-Term Bond Fund-0.50%. These fees are accrued daily and paid to the Advisor monthly.

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the period ended December 31, 2006:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century Variable Portfolios, Inc.:
Ultra	$129,837	$15,767
Vista	48,203	11,907

COUNTRY Mutual Funds Trust:
Balanced	189,018	101,003
Bond	456,024	160,610
COUNTRY Growth	361,495	222,262
Short-Term Bond	185,717	74,956

Dreyfus Variable Investment Fund:
Appreciation	44,821	27,460
Developing Leaders	154,971	31,739
Disciplined Stock	54,218	7,042
Dreyfus Growth & Income	30,533	12,153
International Equity	237,669	29,730

EquiTrust Variable Insurance Series Fund:
Blue Chip	81,959	19,989
High Grade Bond	365,834	74,229

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
EquiTrust Variable Insurance Series Fund (continued):
Managed	$71,741	$17,491
Money Market	2,338,631	2,311,772
Strategic Yield	236,982	41,156

Fidelity Variable Insurance Products Funds:
Contrafund	1,341,902	137,301
Growth	118,744	45,899
Fidelity Growth & Income	101,441	36,022
Index 500	660,378	103,032
Mid-Cap	761,626	115,502
Overseas	199,775	8,318

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	348,311	28,895
Franklin Small Cap Value Securities	190,605	12,148
Franklin Small-Mid Cap Growth Securities	137,961	31,595
Franklin U.S. Government	195,358	9,297
Mutual Shares Securities	104,241	13,583
Templeton Growth Securities	130,857	40,323

J. P. Morgan Series Trust II:
Mid-Cap Value	153,872	88,641
Small Company	63,378	24,775

Summit Mutual Funds, Inc. - Pinnacle Series:
Russell 2000 Small Cap Index	225,038	47,991
S & P Mid Cap 400 Index	171,137	16,198

T. Rowe Price Equity Series, Inc.:
Equity Income	276,540	47,147
New America Growth	229,140	10,345
Personal Strategy Balanced	475,683	75,429

T. Rowe Price International Series, Inc.:
International Stock	93,328	7,352

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the period ended December 31, 2006 and 2005:

Subaccount	Period Ended December 31,
	2006			2005
	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

American Century Variable Portfolios, Inc.:
Ultra	12,865	1,356	11,509	4,976	350	4,626
Vista	4,007	876	3,131	9,388	2	9,386

COUNTRY Mutual Funds Trust:
Balanced	15,811	8,710	7,101	19,193	62	19,131
Bond	41,374	14,933	26,441	52,001	6,079	45,922
COUNTRY Growth	28,709	18,797	9,912	56,873	8,458	48,415
Short-Term Bond	17,218	6,946	10,272	15,607	1,023	14,584

Dreyfus Variable Investment Fund:
Appreciation	3,882	2,302	1,580	14,025	4,731	9,294
Developing Leaders	11,310	2,599	8,711	22,606	2,613	19,993
Disciplined Stock	4,712	426	4,286	6,580	601	5,979
Dreyfus Growth & Income	2,480	881	1,599	8,811	440	8,371
International Equity	15,487	1,633	13,854	17,980	1,946	16,034

EquiTrust Variable Insurance Series Fund:
Blue Chip	7,312	1,659	5,653	3,884	909	2,975
High Grade Bond	32,303	6,529	25,774	26,620	3,170	23,450
Managed	5,739	1,412	4,327	5,449	62	5,387
Money Market	228,594	226,112	2,482	206,971	209,828	(2,857)
Strategic Yield	19,587	3,366	16,221	13,830	734	13,096

Fidelity Variable Insurance Products Funds:
Contrafund	85,061	8,697	76,364	65,794	795	64,999
Growth	11,391	4,063	7,328	10,010	2,957	7,053
Fidelity Growth & Income	8,455	2,910	5,545	7,959	118	7,841
Index 500	56,174	7,854	48,320	24,834	377	24,457
Mid-Cap	44,822	6,905	37,917	31,381	3,376	28,005
Overseas	14,698	379	14,319	4,309	80	4,229

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate	20,010	1,562	18,448	20,044	1,934	18,110
Franklin Small Cap Value Securities	12,797	625	12,172	9,807	406	9,401

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions (continued)

	Period Ended December 31,
	2006			2005
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)
Franklin Templeton Variable Insurance Products Trust (continued):
Franklin Small-Mid Cap Growth Securities	11,602	2,456	9,146	6,550	982	5,568
Franklin U.S. Government	18,037	637	17,400	4,317	848	3,469
Mutual Shares Securities	7,945	1,010	6,935	4,278	1,779	2,499
Templeton Growth Securities	8,962	2,779	6,183	12,421	135	12,286

J. P. Morgan Series Trust II:
Mid-Cap Value	10,901	6,416	4,485	23,761	3,790	19,971
Small Company	4,210	1,655	2,555	10,972	3,464	7,508

Summit Mutual Funds, Inc.- Pinnacle Series:
Russell 2000 Small Cap Index	16,762	3,430	13,332	16,003	1,505	14,498
S&P Mid Cap 400 Index	12,295	896	11,399	16,384	1,802	14,582

T. Rowe Price Equity Series, Inc.:
Equity Income	20,714	3,383	17,331	24,314	420	23,894
New America Growth	20,716	599	20,117	9,923	1,972	7,951
Personal Strategy Balanced	36,724	5,687	31,037	27,656	2,705	24,951

T. Rowe Price International Series, Inc.:
International Stock	6,773	394	6,379	6,600	668	5,932

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2006, 2005 and 2004, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
American Century Variable Portfolios, Inc.:
Ultra:
2006	19,160	$10.11	$193,776	—%	1.20%	(4.44)%
2005	7,651	10.58	80,956	—	1.20	0.95
2004	3,025	10.48	31,707	—	1.20	4.80
Vista:
2006	12,527	11.80	147,788	—	1.20	7.76
2005	9,396	10.95	102,893	—	1.20	6.93
2004 (5)	10	10.24	99	—	1.20	2.40

COUNTRY Mutual Funds Trust:
Balanced:
2006	33,335	11.44	381,490	2.22	1.20	7.92
2005	26,234	10.60	278,175	2.07	1.20	2.51
2004	7,103	10.34	73,447	2.28	1.20	3.40
Bond:
2006	90,593	10.44	945,742	3.95	1.20	2.15
2005	64,152	10.22	655,779	3.91	1.20	0.59
2004	18,230	10.16	185,208	3.64	1.20	1.60
COUNTRY Growth:
2006	87,510	11.86	1,037,465	1.45	1.20	9.61
2005	77,598	10.82	839,954	1.51	1.20	4.04
2004	29,183	10.40	303,512	2.11	1.20	4.00
Short-Term Bond:
2006	29,508	10.33	304,869	3.87	1.20	2.89
2005	19,236	10.04	193,198	3.12	1.20	0.50
2004	4,652	9.99	46,451	2.65	1.20	(0.10)

Dreyfus Variable Investment Fund:
Appreciation:
2006	17,022	12.03	204,753	1.53	1.20	15.12
2005	15,442	10.45	161,373	0.01	1.20	3.16
2004	6,148	10.13	62,291	6.26	1.20	1.30

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Dreyfus Variable Investment Fund (continued):
Developing Leaders:
2006	37,781	$11.04	$417,202	0.36%	1.20%	2.51%
2005	29,070	10.77	313,024	—	1.20	4.56
2004	9,077	10.30	93,491	0.34	1.20	3.00
Disciplined Stock:
2006	16,997	12.37	210,190	0.79	1.20	14.43
2005	12,711	10.81	137,353	—	1.20	5.05
2004	6,732	10.29	69,274	4.03	1.20	2.90
Dreyfus Growth & Income:
2006	15,644	12.46	194,898	0.79	1.20	13.17
2005	14,045	11.01	154,624	1.47	1.20	2.13
2004	5,674	10.78	61,162	1.98	1.20	7.80
International Equity:
2006	34,452	16.60	571,798	0.61	1.20	21.88
2005	20,598	13.62	280,522	0.20	1.20	13.41
2004	4,564	12.01	54,817	6.64	1.20	20.10

EquiTrust Variable Insurance Series Fund:
Blue Chip:
2006	18,927	12.04	227,969	1.51	1.20	15.99
2005	13,274	10.38	137,779	1.69	1.20	1.07
2004	10,299	10.27	105,762	—	1.20	2.70
High Grade Bond:
2006	64,254	10.74	690,369	5.06	1.20	3.47
2005	38,480	10.38	399,288	4.63	1.20	1.47
2004	15,030	10.23	153,748	4.37	1.20	2.30
Managed:
2006	12,761	12.00	153,166	1.75	1.20	10.60
2005	8,434	10.85	91,465	1.16	1.20	3.33
2004	3,047	10.50	31,996	—	1.20	5.00
Money Market:
2006	5,653	10.41	58,844	4.32	1.20	3.17
2005	3,171	10.09	31,985	2.46	1.20	1.31
2004	6,028	9.96	60,034	0.73	1.20	(0.40)

35

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
EquiTrust Variable Insurance Series Fund (continued):
Strategic Yield:
2006	41,644	$11.39	$474,279	6.03%	1.20%	5.56%
2005	25,423	10.79	274,361	5.68	1.20	1.98
2004	12,327	10.58	130,368	5.89	1.20	5.80

Fidelity Variable Insurance Products Funds:
Contrafund:
2006	159,301	14.29	2,276,687	1.33	1.20	10.43
2005	82,937	12.94	1,073,603	0.15	1.20	15.54
2004	17,938	11.20	200,941	0.01	1.20	12.00
Growth:
2006	29,083	10.78	313,585	0.32	1.20	5.58
2005	21,755	10.21	222,148	0.41	1.20	4.50
2004	14,702	9.77	143,598	0.02	1.20	(2.30)
Fidelity Growth & Income:
2006	18,556	12.22	226,755	0.79	1.20	11.80
2005	13,011	10.93	142,150	0.85	1.20	6.43
2004	5,170	10.27	53,105	0.28	1.20	2.70
Index 500:
2006	98,951	12.60	1,246,944	1.28	1.20	14.34
2005	50,631	11.02	557,865	1.27	1.20	3.57
2004	26,174	10.64	278,418	0.01	1.20	6.40
Mid-Cap:
2006	83,578	15.46	1,291,837	0.13	1.20	11.14
2005	45,661	13.91	635,328	—	1.20	16.60
2004	17,656	11.93	210,637	—	1.20	19.30
Overseas:
2006	24,361	15.01	365,602	0.60	1.20	16.72
2005	10,042	12.86	129,136	0.55	1.20	17.66
2004	5,813	10.93	63,542	—	1.20	9.30

Franklin Templeton Variable Insurance Products Trust:
Franklin Real Estate:
2006	44,514	16.49	734,170	2.05	1.20	19.15
2005	26,066	13.84	360,731	1.31	1.20	12.16
2004	7,956	12.34	98,180	1.03	1.20	23.40

36

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Franklin Templeton Variable Insurance Products Trust (continued):
Franklin Small Cap Value Securities:
2006	25,724	$14.95	$384,674	0.61%	1.20%	15.62%
2005	13,552	12.93	175,287	0.69	1.20	7.48
2004	4,151	12.03	49,957	0.10	1.20	20.30
Franklin Small-Mid Cap Growth Securities:
2006	20,357	12.41	252,717	—	1.20	7.35
2005	11,211	11.56	129,571	—	1.20	3.58
2004	5,643	11.16	62,982	—	1.20	11.60
Franklin U.S. Government:
2006	32,338	10.59	342,615	3.45	1.20	2.72
2005	14,938	10.31	153,971	4.21	1.20	1.18
2004	11,469	10.19	116,820	3.87	1.20	1.90
Mutual Shares Securities:
2006	9,504	14.03	133,358	1.28	1.20	17.01
2005	2,569	11.99	30,811	0.91	1.20	9.20
2004	70	10.98	764	0.70	1.20	9.80
Templeton Growth Securities:
2006	23,276	14.39	334,922	1.35	1.20	20.42
2005	17,093	11.95	204,307	1.11	1.20	7.56
2004	4,807	11.11	53,415	1.07	1.20	11.10

J.P. Morgan Series Trust II:
Mid-Cap Value:
2006	29,920	14.42	431,396	0.56	1.20	15.45
2005	25,435	12.49	317,601	0.12	1.20	7.95
2004	5,464	11.57	63,218	0.15	1.20	15.70
Small Company:
2006	17,285	14.32	247,540	—	1.20	13.65
2005	14,730	12.60	185,595	—	1.20	2.19
2004	7,222	12.33	89,040	—	1.20	23.30

Summit Mutual Funds, Inc. - Pinnacle Series:
Russell 2000 Small Cap Index:
2006	40,300	13.27	534,583	0.58	1.20	16.30
2005	26,968	11.41	307,794	0.39	1.20	2.79
2004	12,470	11.10	138,473	0.01	1.20	11.00

37

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

	As of December 31			Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Subaccount	Units	Unit Value (4)	Net Assets
Summit Mutual Funds, Inc. - Pinnacle Series (continued):
S&P MidCap 400 Index:
2006	37,058	$13.18	$488,414	0.79%	1.20%	8.48%
2005	25,659	12.15	311,887	0.38	1.20	10.56
2004	11,077	10.99	121,704	0.01	1.20	9.90

T. Rowe Price Equity Series, Inc.:
Equity Income:
2006	52,123	13.39	697,852	1.67	1.20	17.56
2005	34,792	11.39	396,188	1.84	1.20	2.71
2004	10,898	11.09	120,847	2.10	1.20	10.90
New America Growth:
2006	37,595	11.48	431,752	0.06	1.20	6.00
2005	17,478	10.83	189,242	—	1.20	3.24
2004	9,527	10.49	99,916	0.15	1.20	4.90
Personal Strategy Balanced:
2006	66,722	12.68	846,021	2.22	1.20	10.55
2005	35,685	11.47	409,335	2.03	1.20	5.13
2004	10,734	10.91	117,075	2.66	1.20	9.10

T. Rowe Price International Series, Inc.:
International Stock:
2006	16,657	14.73	245,422	1.50	1.20	17.65
2005	10,278	12.52	128,659	2.44	1.20	14.65
2004	4,346	10.92	47,450	1.95	1.20	9.20

(1)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized policy expenses of the separate account for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

38

COUNTRY Investors Variable Annuity Account

Notes to Financial Statements (continued)

6. Unit Values (continued)

(3)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.
(4)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.
(5)	Subaccount commenced operations on May 1, 2004.

7. Subsequent Events

The Board of Trustees of Dreyfus Variable Investment Fund voted to close the Dreyfus Variable Investment Fund Disciplined Stock Portfolio and to liquidate the discontinued fund on April 30, 2007. As a result of this announcement, the Disciplined Stock Subaccount, which invests in the Dreyfus Variable Investment Fund Disciplined Stock Portfolio, will not be available for investment beginning April 30, 2007. Policyholders who do not reallocate funds out of the Dreyfus Disciplined Stock Portfolio prior to that date will have their funds reallocated to the EquiTrust Variable Insurance Series Fund, Money Market Portfolio.

39

Report of Independent Registered Public Accounting Firm

The Board of Directors

COUNTRY Investors Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of COUNTRY Investors Life Assurance Company (the Company) (a wholly owned subsidiary of COUNTRY Life Insurance Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation – Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable, but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of COUNTRY Investors Life Assurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flow for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of COUNTRY Investors Life Assurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation – Division of Insurance.

/s/ Ernst & Young LLP

Chicago, Illinois

April 6, 2007

COUNTRY Investors Life Assurance Company

Balance Sheets – Statutory Basis

	December 31
	2006	2005
	(In Thousands)
Admitted assets
Cash and investments:
Bonds	$116,667	$129,373
Short-term investments	14,930	7,593
Cash and cash equivalents overdraft	(899)	(1,330)
Policy loans	9	—

	130,707	135,636
Accrued investment income	1,276	1,310
Federal income taxes recoverable, including net deferred tax asset (2006- $133,000; 2005- $68,000)	133	183
Due from affiliates	83	93
Due from reinsurers	4,699	3,780
Other	446	—

	6,637	5,366
Separate account assets	20,697	11,464

	$158,041	$152,466

	December 31
	2006	2005
	(In Thousands)
Liabilities and capital and surplus
Policy reserves:
Life	$167	$55
Annuity	2,112	1,686

	2,279	1,741
General liabilities and accrued expenses	(14)	3,788
Payable due to related parties	1,115	1,451

	1,101	5,239
Asset valuation reserve	188	109
Interest maintenance reserve	—	47

Separate account liabilities	20,697	11,464

	24,265	18,600
Commitments and contingencies (Note 7)
Capital and surplus:
Common stock – Par value $75 per share, authorized – 200,000 shares, issued and outstanding – 40,000 shares (owned by COUNTRY Life Insurance Company)	3,000	3,000
Additional paid-in surplus	27,000	27,000
Unassigned surplus	103,776	103,866

	133,776	133,866

	$158,041	$152,466

See accompanying notes.

COUNTRY Investors Life Assurance Company

Statements of Operations – Statutory Basis

	Year Ended December 31
	2006	2005
	(In Thousands)
Premium and other considerations
Life insurance and annuities	$14,421	$15,563
Net investment income	6,598	6,822

Total income	21,019	22,385
Benefits and expenses
Increase in policy reserves	538	931
Cost of serving policyholders, administering insurance protection, and obtaining new insurance	20,739	20,129

Total insurance expenses	21,277	21,060

Income before income taxes and net realized gains	(258)	1,325
Income tax (benefit) expense	(130)	981

Income before net realized gains	(128)	344
Net realized gains	51	—

Net income (loss)	$(77)	$344

See accompanying notes.

COUNTRY Investors Life Assurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Year Ended December 31
	2006	2005
	(In Thousands)
Capital and surplus at beginning of year	$133,866	$133,493
Net income (loss)	(77)	344
Increase in net deferred income taxes	327	449
Increase in asset valuation reserve	(79)	(46)
Increase in nonadmitted assets	(261)	(374)

Net increase (decrease)	(90)	373

Capital and surplus at end of year	$133,776	$133,866

See accompanying notes.

COUNTRY Investors Life Assurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31
	2006	2005
	(In Thousands)
Operating activities
Premiums and other considerations received	$13,058	$13,211
Net investment income received	7,004	7,467
Insurance benefits paid	(6,534)	(4,788)
General insurance expenses paid	(13,977)	(10,215)
Federal income taxes paid (recovered)	458	(5,415)

Net cash provided by operations	9	260
Investing activities
Sale, maturity, or repayment of investments	20,221	17,473
Purchase of investments	(8,222)	(17,302)
Net increase in policy loans	(9)	—
Other	78	500

Net cash provided by investment activities	12,068	671
Financing and miscellaneous activities
Other, net	(4,309)	2,640

Net cash provided by (used in) financing and miscellaneous activities	(4,309)	2,640

Increase in cash, cash equivalents, and short-term investments	7,768	3,571
Cash, cash equivalents, and short-term investments at beginning of year	6,263	2,692

Cash, cash equivalents, and short-term investments at end of year	$14,031	$6,263

See accompanying notes.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2006 and 2005

1. Nature of Operations

COUNTRY Investors Life Assurance Company (COUNTRY Investors or the Company) is an Illinois domiciled life/health insurance company that is a wholly owned subsidiary of COUNTRY Life Insurance Company (COUNTRY Life), which is a wholly owned subsidiary of the Illinois Agricultural Holding Co. (IAHC), which, in turn, is a subsidiary of the Illinois Agricultural Association (IAA).

COUNTRY Investors’ primary business is the sale of interest-sensitive life insurance and annuity products through approximately 1,900 agents. Life insurance premiums represent approximately 30% of total premium income, while annuity and supplementary contract premiums make up the remaining 70% of total premium income. Although COUNTRY Investors is licensed in 43 states, approximately 70% of direct premium income is written in Illinois.

Effective July 1, 2003, COUNTRY Investors entered into a coinsurance agreement with COUNTRY Life. As of the effective date, COUNTRY Investors ceded to COUNTRY Life 100% of COUNTRY Investors’ policy reserves, policy and contract claim liabilities, due, deferred, and advance premiums, and all other policy and claim-related assets and liabilities for all lines except variable products. On an ongoing basis, COUNTRY Investors cedes 100% of its net retained business for all lines except variable products to COUNTRY Life.

Effective January 1, 2004, COUNTRY Investors entered into a modified coinsurance agreement with COUNTRY Life, whereby, subject to certain limitations, COUNTRY Life assumes 100% of COUNTRY Investors variable products. COUNTRY Investors began selling variable products January 1, 2004.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future, as more information becomes known, which could impact the amounts reported and disclosed herein.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation – Division of Insurance (the Department). Such practices vary from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

Investments

Investments in bonds are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such investments would be classified as held-to-maturity, trading, or available-for-sale. Held-to-maturity investments would be reported at amortized cost, and the remaining investments would be reported at fair value with unrealized holding gains and losses reported in income for those designated as trading and in stockholder’s equity for those designated as available-for-sale.

Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

Valuation Reserves

Under a formula prescribed by the NAIC, COUNTRY Investors defers the portion of realized capital gains and losses on sales of fixed-income investments, principally bonds, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the Interest Maintenance Reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses from sales of assets are reported in income net of federal income tax and transfers to the IMR. Realized capital losses from declines in values deemed other-than-temporary are reported in operations net of federal income tax. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances would be provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines would be charged to earnings.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Benefit Reserves

Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Universal Life and Annuity Policies

Revenues for universal life and annuity policies with mortality or morbidity risk consist of the entire premium received, and benefits incurred represents the total of death benefits paid (or surrender benefits paid plus surrender charges) and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk, including supplementary contracts without life contingencies, are recorded using deposit accounting and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Reinsurance

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to: (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, and EDP equipment and operating software, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. The change in net deferred taxes is charged directly to unassigned surplus. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, a valuation allowance is established for deferred tax assets not realizable, and the change in net deferred taxes is charged to earnings.

Nonadmitted Assets

Certain assets designed as nonadmitted, principally prepaid expenses, certain deferred tax assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

Statements of Cash Flow

Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined, but are presumed to be material.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC as follows:

Bonds not backed by loans are stated at either amortized cost or the lower of amortized cost or fair market value using the interest method.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value using the interest method including anticipated prepayments. The retrospective adjustment method is used to value all securities.

Short-term investments are reported at amortized cost and include investments with maturities of one year or less at the date of acquisition.

Realized gains and losses are determined using the specific identification basis.

The Company participates, through a trustee, in a security lending program with major securities brokers. The Company maintains collateral equal to or greater than the fair value of the securities loaned. At December 31, 2006 and 2005, bonds with a fair value of $5,494,000 and $7,215,000, respectively, were loaned under this program. At December 31, 2006 and 2005, the collateral was not recorded in the Company’s assets, and the future return of collateral is not reflected in the Company’s liabilities. The Company has not repledged the collateral and has restricted access to the collateral unless a default occurs, pursuant to the terms of the program.

Investment Income

Interest on bonds is recorded as income when earned and is adjusted for any amortization of premium or discount.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Annuity Reserves

At December 31, 2006, the Company’s annuity reserves and deposit fund liabilities, including separate account liabilities, that are subject to discretionary withdrawal (with adjustments), subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are as follows:

	Amount	%
	(In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$—	—
At book value, less current surrender charge of 5% or more	167,796	17.46
At book value without adjustment (minimal or no charge or adjustment)	713,725	74.26
Not subject to discretionary withdrawal	79,554	8.28

Total annuity reserves and deposit fund liabilities - before reinsurance	961,075	100.00

Reinsurance ceded	941,984

Net annuity reserves and deposits fund liabilities	$19,091

Cash surrender value	$19,056

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for the benefit of certain policy and contract holders. It is these policy and contract holders, rather than COUNTRY Investors, who bear the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements.

Guaranty Fund Assessments

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Significant Accounting Policies (continued)

Premiums

Life insurance premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk are also recognized as revenue when due.

Fair Value of Financial Instruments

The carrying value of the Company’s financial instruments approximates their fair value except for bonds and investment-type insurance contract liabilities that, principally, have been ceded to COUNTRY Life. The carrying value and the fair value of bonds are disclosed in Note 3. The carrying value of policy loans was $9,200 and $0 at December 31, 2006 and 2005, respectively.

3. Investments

The carrying value and the fair value of investments in bonds are summarized as follows:

	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2006:
U.S. government and agencies	$83,619	$3,252	$953	$85,918
State and political subdivisions	265	—	2	263
Foreign governments	550	7	—	557
Corporate securities	7,074	8	779	6,303
Mortgage-backed securities	25,159	57	382	24,834

	$116,667	$3,324	$2,116	$117,875

At December 31, 2005:
U.S. government and agencies	$91,346	$4,100	$1,011	$94,435
State and political subdivisions	320	—	6	314
Foreign governments	667	17	—	684
Corporate securities	6,752	—	691	6,061
Mortgage-backed securities	30,288	44	767	29,565

	$129,373	$4,161	$2,475	$131,059

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Fair values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The Company believes all unrealized losses on individual securities are a result of normal price fluctuations due to market conditions and are not an indication of other-than-temporary impairment. Market conditions include interest rate fluctuations, credit quality, and supply and demand. This determination is made in conjunction with the impairment criteria presented by NAIC standards. The Company has the intent and the ability to hold these investments until maturity or until fair value recovers above cost or amortized cost.

The carrying value and fair value of investments in bonds at December 31, 2006, by contractual maturity, are shown in the following table. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Fair Value
	(In Thousands)
Maturity:
In 2007	$6,799	$6,859
In 2008-2011	16,934	17,517
In 2012-2016	48,661	47,625
After 2016	19,114	21,038
Mortgage-backed securities	25,159	24,834

	$116,667	$117,873

Proceeds from sales or transfers of investments in bonds during 2006 and 2005 were $8,984,000, and $2,979,000, respectively. Gross gains of $0 and $6,000 were realized on these sales in 2006 and 2005, respectively. Gross losses of $594,000 and $371,000 were realized on these sales in 2006 and 2005, respectively.

At December 31, 2006 and 2005, investments in bonds with an admitted asset value of $6,615,000 and $6,381,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

3. Investments (continued)

At December 31, 2006 and 2005, the company held no unrated or less-than-investment grade bonds.

Net realized capital gains (losses) for the years ended December 31, 2006 and 2005, are summarized as follows:

	2006	2005
	(In Thousands)
Bonds:
Gross gains	$78	$29
Gross losses	(594)	(371)

	(516)	(342)
Amounts transferred from IMR	387	222
Income tax benefit	180	120

Net realized capital gains	$51	$—

Major categories of net investment income for the years ended December 31, 2006 and 2005, are summarized as follows:

	2006	2005
	(In Thousands)
Bonds	$6,577	$7,116
Policy loans	1	—
Short-term investments	410	162
Other	4	4
Amortization/release of IMR	(257)	(312)

Total investment income	6,735	6,970
Investment expenses	(137)	(148)

Net investment income	$6,598	$6,822

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

4. Federal Income Taxes

The Company is included on a consolidated federal income tax return with its parent company, COUNTRY Life, and an affiliated company, Mutual Service Life Insurance Company. The Company has a written agreement which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Allocations of the consolidated tax liability to each company of the consolidated group is based upon that company’s separate return tax liability as a percentage of the total of the group’s separate return tax liabilities (companies with negative taxable income, have, by rule, a zero apportionment percentage). Intercompany tax balances are settled in the same year the consolidated tax return is filed. The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0, $763,000, and $1,233,000 from 2006, 2005, and 2004, respectively.

The components of the net deferred tax asset at December 31, 2006 and 2005, were as follows:

	2006	2005
	(In Thousands)
Gross deferred tax assets	$1,093	$660
Gross deferred tax liabilities	(210)	(104)
Deferred tax assets nonadmitted	(750)	(488)

Net admitted deferred tax asset	$133	$68

Deferred tax assets nonadmitted increased $262,000 in 2006 and $400,000 in 2005.

The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2006 and 2005, are as follows:

	2006	2005
	(In Thousands)
Change in deferred tax assets	$(433)	$(484)
Change in deferred tax liabilities	106	35

Net change in deferred taxes	(327)	(449)
Current income tax (benefit) expense	(130)	981

Income tax (benefit) expense and change in deferred taxes	$(457)	$532

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

4. Federal Income Taxes (continued)

COUNTRY Investor’s income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to income before federal income tax expense for the following reasons:

	2006	2005
	(In Thousands)
Expected federal income tax expense	$(90)	$464
Change in nonadmitted assets	—	5
Change in prior year accrual	(499)	(15)
Amortization/release of interest maintenance reserve	90	109
Other, net	42	(31)

	$(457)	$532

5. Related-Party Transactions

The following is a summary of certain of the Company’s related parties:

•

The individuals who comprise COUNTRY Life’s Board of Directors also comprise the Boards of Directors of the affiliated companies of Illinois Agricultural Association, the Illinois Agricultural Holding Company, COUNTRY Investors, CC Services, Inc. (CC Services), COUNTRY Mutual (COUNTRY Mutual) Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Preferred Insurance Company, Modern Service Insurance Company, and Mutual Service Life Insurance Company.

•

Certain members of COUNTRY Life’s Board of Directors also comprise the Boards of Directors of COUNTRY Trust Bank, COUNTRY Capital Management Company, the Illinois Agricultural Service Company, and Agrivisor Services, Inc.

•

Certain officers of COUNTRY Mutual comprise the majority of the members of the Boards of Directors of Middlesex Mutual Assurance Company and its wholly owned subsidiary, Midfield Corporation; Holyoke Mutual Insurance Company in Salem and its wholly owned subsidiary, Holyoke Square, Inc.; MSI Preferred Insurance Company; Mutual Service Casualty Insurance Company; Cotton States Mutual Insurance Company, and its wholly owned subsidiaries, Shield Insurance Company.

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

5. Related-Party Transactions (continued)

•

Certain officers of COUNTRY Life comprise the majority of the members of the Board of Directors of Cotton States Life Insurance Company, CSI Brokerage Services, Inc., and Cotton States Marketing Resources, Inc.

The Company is party to a service contract with CC Services. CC Services provides all management, financial, operational, marketing, and other services required by the Company. The cost of services provided to the Company from CC Services totaled $10,383,000 and $10,283,000 in 2006 and 2005, respectively.

Effective July 1, 2003, under a 100% coinsurance agreement, COUNTRY Investors cedes 100% of all premiums, benefits, and expenses that are not assumed by nonaffiliated companies to COUNTRY Life. Effective January 1, 2004, under a 100% modified coinsurance agreement, COUNTRY Investors cedes 100% of all premiums, benefits, and expenses related to the variable products to COUNTRY Life. A summary of COUNTRY Investors’ activity under these agreements as of and for the years ended December 31, 2006 and 2005, is as follows:

	2006	2005
	(In Thousands)
Premium income and other considerations	$83,862	$68,566
Benefits for policyholders and beneficiaries	132,374	115,561
Costs of servicing policyholders, administering insurance protection, and obtaining new insurance	12,338	12,676
Other income	3,825	276
Policy loans	8,627	8,704
Other assets	100	83
Policy reserves	1,301,232	1,286,582
Policy and contract claims	1,303	1,072
General liabilities and accrued expenses	647	3,013
Other liabilities	357	361

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

6. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2006, COUNTRY Investors meets the RBC requirements.

The payment of dividends by COUNTRY Investors to COUNTRY Life is limited and can only be made from earned profits unless prior approval is received from the Department. The maximum amount of dividends that may be paid by COUNTRY Investors without prior approval of the Department is also subject to restrictions relating to statutory surplus and net income.

7. Commitments and Contingencies

In the normal course of business, COUNTRY Investors is involved in policy and nonpolicy related litigation. In the opinion of COUNTRY Investors’ management, based on the advice of counsel, any potential settlements are either adequately provided for in the financial statements or would not have a material adverse impact on the financial statements.

8. Reinsurance

In the normal course of business, COUNTRY Investors cedes reinsurance to nonaffiliated insurance companies. No reinsurance is assumed. Reinsurance does not discharge COUNTRY Investors from its primary liability to policyholders and to the extent that a reinsurer would be unable to meet its obligations, COUNTRY Investors would be liable.

A summary of COUNTRY Investor’s ceded reinsurance with nonaffiliates as of and for the years ended December 31, 2006 and 2005, is as follows:

	2006	2005
	(In Thousands)
Premium income and other considerations	$2,786	$2,387
Benefits for policyholders and beneficiaries	2,144	3,253
Policy reserves	2,012	2,786

COUNTRY Investors Life Assurance Company

Notes to Statutory-Basis Financial Statements (continued)

9. Separate Accounts

Separate accounts held by the Company represent primarily funds for which the benefit is determined by the performance of the investments held in the separate account. The assets of these accounts are carried at market value.

Information regarding the reconciliation of net transfers to (or from) Separate Accounts for the years ended 2006 and 2005 are as follows:

	2006	2005
	(In Thousands)
Transfers as reported in the statements of income of the separate accounts statement:
Transfers to separate accounts	$8,804	$7,334
Transfers from separate accounts	1,213	552

Net transfers to separate accounts	7,591	6,782

Reconciling adjustments:
Ceded reserve adjustment	90	135

Transfers as reported in the statements of operations	$7,681	$6,917

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	(1)	Financial Statements are included in the Statement of Additional Information, as indicated therein.

(b)	Exhibits

	(1)	Certified resolution of the board of directors of COUNTRY Companies Life Assurance Company (the “Company”) establishing COUNTRY Investors Variable Annuity Account (the “Account”).(1)

	(2)	Not Applicable.

	(3)	Form of Distribution Agreement.(2)

	(4)	(a)	Contract Form.(1)

		(b)	Variable Settlement Agreement(2)

		(c)	Guaranteed Minimum Death Benefit Endorsement(2)

		(d)	Incremental Death Benefit Rider(1)

	(5)	(a)	Contract Application.(2)

		(b)	Variable Product Supplement.(1)

	(6)	(a)	Articles of Incorporation of the Company.(1)

		(b)	By-Laws of the Company.(1)

	(7)	(a)	Variable Annuity Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(4)

		(b)	Variable Payment Contract Reinsurance Agreement between COUNTRY Investors Life Assurance Company and EquiTrust Life Insurance Company.(4)

	(8)	(a)	Participation agreement relating to EquiTrust Variable Insurance Series Fund.(4)
(1)_ Amended Participation Agreement. (5)

		(b)	Participation agreement relating to Dreyfus Variable Investment Fund.(4)
(1)_ Supplemental Agreement. (5)

		(c)	Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(4)

		(d)	Participation Agreement relating to American Century Funds.(4)

		(e)	Participation Agreement relating to Fidelity Variable Insurance Products Funds.(4)

		(f)	Participation Agreement relating to Franklin Templeton Funds.(4)

		(f)	(1) Amendment to Participation Agreement.(4)

		(g)	Participation Agreement relating to JP Morgan Series Trust II.(4)
(1)_ Amendment to Fund Participation Agreement. (5)

		(h)	Participation Agreement relating to Summit Pinnacle Series.(4)

		(i)	Participation Agreement relating to COUNTRY Mutual Funds Trust.(4)

		(j)	Variable Products Compliance and Accounting Agreement.(4)

	(k)	Administrative Services Agreement.(4)

	(l)	(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2). (5)

(2) American Century Shareholder Information Agreement (Rule 22c-2). (5)

(3) Fidelity Shareholder Information Agreement (Rule 22c-2). (5)

(4) Franklin Shareholder Information Agreement (Rule 22c-2). (5)

(5) Summit Shareholder Information Agreement (Rule 22c-2). (5)

(6) Country Shareholder Information Agreement (Rule 22c-2). (5)

(9)	Opinion and Consent of Paul M. Harmon, Esquire.(5)

(10)	(a)	Consent of Sutherland Asbill & Brennan LLP.(5)

	(b)	Consent of Ernst & Young LLP.(5)

	(c)	Opinion and Consent of R. Dale Hall, FSA, MAAA, Vice President and Chief Actuary.(5)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(5)

(1)	Incorporated herein by reference to the Initial Filing of this Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on April 10, 2003.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-104424) filed with the Securities and Exchange Commission on September 3, 2003.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-104424 filed with the Securities and Exchange Commission on April 30, 2004.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-104424 filed with the Securities and Exchange Commission on April 29, 2005.
(5)	Filed herein.

Item 25. Directors and Officers of the Company

Name and Principal Business Address*	Positions and Offices with the Depositor
James A. Anderson	Director
Wayne Anderson	Director
Darryl R. Brinkman	Director
Charles M. Cawley	Director
Dale Hadden	Director
Scott Halpin	Director
Chris Hausman	Director
Henry J. Kallal	Director
Michael J. Kenyon	Director
Richard D. Ochs	Director
William H. Olthoff	Director
J.C. Pool	Director
Terry A. Pope	Director
James D. Schielein	Director

Name and Principal Business Address*	Positions and Offices with the Depositor
Randal K. Schleich	Director
Gerald D. Thompson	Director
Troy Uphoff	Director
Dale W. Wachtel	Director
Philip T. Nelson	President & Director
Richard Guebert Jr.	Vice President & Director
Kurt F. Bock	Vice President—Finance & Treasurer
Paul M. Harmon	General Counsel, Secretary and Chief Legal Officer
John D. Blackburn	Chief Executive Officer
Barbara A. Baurer	Executive Vice President & Chief Operating Officer
David A. Magers	Senior Vice President & Chief Financial Officer
Deanna L. Frautschi	Senior Vice President—Communications Development & Human Resources
Doyle J. Williams	Senior Vice President—Chief Marketing Officer
Alan T. Reiss	Senior Vice President, Service Operations
Wade Harrison	Senior Vice President, Life/Health Operations
Joseph E. Painter	Vice President—Service Operations
Paul V. Bishop	Senior Vice President
Richard J. Beninati	Regional Vice President, Agency, Western
Stephen R. Ricklefs	Vice President, Agency, Central
Peter J. Borowski	Vice President & Corporate Controller
Robert W. Rush, Jr.	Senior Vice President
R. Dale Hall	Vice President and Chief Life/Health Actuary
Michael Cook	Vice President
Bruce Finks	Assistant Treasurer
Robert L. Sammer	Assistant Treasurer
Elaine Thacker	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
James M. Jacobs	Assistant Secretary
Thomas B. Harris	Assistant Secretary
Christine Martinez	Assistant Secretary
Brian Piercy	Assistant Secretary
James F. Keist	Assistant Secretary
Mark W. Barnum	Assistant Secretary
Matthew J. Kopff	Associate Controller
Steve McCoin	Associate Controller
James Swanson, M.D.	Medical Director

*	Unless otherwise indicated, the principal business address of each person is 1711 G.E. Road, Bloomington, Illinois 61702.

Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

COUNTRY Investors Life Assurance Company

Ownership Chart

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.

2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.

3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

4. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.

5. Organized in Georgia as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.

6. Organized in Georgia as a stock insurance company. 100% of voting securities owned by Cotton States Mutual Insurance Company.

7. Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.

8. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.

9. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

10. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.

11. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by COUNTRY Mutual Insurance Company; 11.43% of voting securities owned by COUNTRY Life Insurance Company.

12. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.

13. Organized in Connecticut as a limited liability company. 77.5% of voting securities owned by Middlesex Mutual Assurance Company.

14. Organized in Connecticut as a business corporation. 22.5% of voting securities owned by Middlesex Mutual Assurance Company.

15. Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Square, Inc.

16. Organized in Illinois as a business corporation. 96.7% of voting securities owned by Illinois Agricultural Association.

17. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by Illinois Agricultural Holding Co.

18. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.

19. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.

20. Organized as a Federal thrift. 100% of voting securities owned by COUNTRY Life Insurance Company.

21. Organized in Delaware as a business trust. 19.0% of voting securities owned of record by COUNTRY Mutual Insurance Company. Investment advisory agreement with COUNTRY Trust Bank.

22. Organized in Georgia as a stock insurance company. 75% of voting securities owned by COUNTRY Life Insurance Company and 25% of voting securities owned by COUNTRY Mutual Insurance Company.

23. Organized in Georgia as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company.

24. Organized in Florida as a business corporation. 100% of voting securities owned by Cotton States Life Insurance Company.

25. Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.

26. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

27. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.

28. Organized as an Illinois credit union. No corporate control. Board control in Illinois Agricultural Association and certain affiliated companies.

29. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.

30. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.

31. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.

32. Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.

33. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.

34. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

35. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

36. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc. and 50% of voting securities owned by Ice Cream Specialties, Inc.

37. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

38. Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.

39. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.

40. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.

41. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.

42. Organized in Tennessee as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, LLC.

43. Organized in Illinois as a limited liability company. 60% of voting securities owned by Prairie Farms Dairy, Inc. and 40% of voting securities owned by Hiland Dairy Foods Company, Inc.

44. Organized in Illinois as a limited liability company. 50% of voting securities owned by Prairie Farms Dairy, Inc.

45. Organized in Nebraska as a limited liability company. 50% of voting securities owned by Hiland Dairy Foods Company, LLC and 50% of voting securities owned by Roberts Dairy Company, LLC.

46. Organized in Iowa under the Business Corporation Act. 91.15% of voting securities owned by GROWMARK, Inc.

47. Organized in Iowa under the Business Corporation Act. 80% of voting securities owned by GROWMARK, Inc.

48. Organized in Iowa under the Business Corporation Act. 91% of voting securities owned by GROWMARK, Inc.

49. Organized in Canada under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

50. Organized in Canada under the Business Corporations Act. 60% of voting securities owned by GROWMARK, Inc.

51. Organized in Delaware under the General Corporation Act.. 100% of voting securities owned by GROWMARK, Inc.

52. Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.

53. Organized in Florida as a limited liability company. 50% of voting securities owned by GROWMARK, Inc.

54. Organized in Delaware under the General Corporation Act. 28.2% of voting securities owned by Illinois Agricultural Association.

55. Organized in Delaware under the General Corporation Act. 92.2% of voting securities owned by GROWMARK, Inc.

56. Organized in Vermont as a business corporation. 100% of voting securities owned by FS Risk Management Services, Inc.

57. Organized in Delaware under the General Corporation Act. 57.1% of voting securities owned by GROWMARK, Inc.

58. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

59. Organized in Delaware as a limited liability company. 54% of voting securities owned by GROWMARK, Inc.

60. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

61. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.

62. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

63. Organized in Delaware as a limited liability company. 43.75% of voting securities owned by Project Explorer Mark II Corporation.

64. Organized in Delaware under the General Corporation Act. 50% of voting securities owned by GROWMARK, Inc.

65. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.

66. Organized in Delaware as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.

67. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

68. Organized in Illinois as a limited liability company. 100% of voting securities owned by GROWMARK, Inc.

69. Organized in Idaho as a limited liability company. 25% of voting securities owned by GROWMARK, Inc.

70. Organized in Iowa as a limited liability company. 50% of voting securities owned by GROWMARK, Inc.

71. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.

72. Organized in Nova Scotia as a limited liability company. 100% of voting securities owned by FS Partners, Inc.

73. Organized in Canada as a General Partnership. 60% of voting securities owned by 3098584 Nova Scotia Company.

74. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.

75. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario, Inc.

* Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.	*** GROWMARK, Inc. owns voting stock in approximately 38 of its Illinois and Iowa member companies.

Item 27. Number of Contract Owners

As of April 17, 2007, there were 707 Qualified Contract Owners and 196 Non-Qualified Contract Owners.

Item 28. Indemnification

Each person who is or who shall hereafter become a director, officer or employee of the Company, and his administrators, executors, and heirs shall be indemnified by the Company, to the extent not prohibited by applicable law, against all judgments, decrees, orders and findings rendered or entered against him and all costs and expenses reasonably incurred by or imposed upon him, in connection with or resulting from any action, suit or proceeding, administrative or otherwise or threat thereof, to which he is or may be made a party by reason of his being or having been a director, officer or employee (whether or not he shall be a director, officer or employee at the time) excepting judgments, decrees, orders, findings, costs and expenses incurred or imposed in relation to matters as to which a recovery shall be had against him by reason of his having been finally adjudged in such action, suit or proceeding, administrative or otherwise liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director, officer or employee of liability to the company or its stockholders for willful misfeasance, bad faith, gross negligence and reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director, officer and employee and his administrators, executors, or heirs may be indemnified by the company against payments made including reasonable costs and expenses provided that such indemnification shall be conditioned upon the prior determination by a resolution of two-thirds (2/3) of those members of the Board of Directors of the Company who are not involved in the action, suit or proceeding that the director, officer or employee has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, and provided further that if a majority of the members of the Board of Directors of the company are involved in the action, suit or proceeding, such determination shall have been made by a written opinion of independent counsel. Amounts paid in settlement shall not exceed costs, fees and expenses which would have been reasonably incurred if the action, suit or proceeding had been litigated to a conclusion. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers, directors, and employees may be entitled according to law.

The Company may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the company against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Company would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) COUNTRY Capital Management Company is the registrant’s principal underwriter and also serves as the principal underwriter to COUNTRY Investors Variable Life Account, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(b) Officers and Directors of COUNTRY Capital Management Company

Name and Principal Business Address*	Positions and Offices with the Underwriter
Terry A. Pope	Director
Henry J. Kallal	Director
Philip T. Nelson	Chairman & Director
Richard Guebert Jr.	Vice President & Director
William J. Hanfland	Vice President-Finance & Treasurer
Paul M. Harmon	General Counsel, Secretary and Chief Legal Counsel
David A. Magers	Senior Vice President
Doyle J. Williams	Chief Executive Officer & Chief Marketing Officer
Deanna L. Frautschi	Senior Vice President-Communications & Human Resources
Thomas B. Harris	Assistant Secretary
John R. Novack	Assistant Secretary
Virginia M. Smith	Assistant Secretary
Kathy Smith Whitman	Assistant Secretary
Peter J. Borowski	Vice President & Corporate Controller & Chief Financial Officer
Steven E. McCoin	Assistant Controller
Mike Kilcoin	NASD Executive Representative and Chief Compliance Officer
Jeffrey S. Koerner	Assistant Secretary

*	The principal busines\s address of all of the persons listed above is 1705 N. Towanda Avenue, Bloomington, Illinois 61702.

(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation Redemption	Brokerage Commission	Compensation
Country Capital Management Company	$328,859	NA	NA	NA

Item 30. Location of Books and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1711 G.E. Road, 1701 N. Towanda Avenue or 1705 N. Towanda Avenue, Bloomington, Illinois 61702, or 5400 University Avenue, West Des Moines, Iowa 50266.

Item 31. Management Services

VARIABLE PRODUCTS COMPLIANCE AND ACCOUNTING AGREEMENT. Under this agreement, EquiTrust Investment Management Services, Inc. (“EquiTrust”) agrees to provide the Company with certain compliance and accounting functions with respect to the variable annuity contracts and variable universal life insurance policies issued by the Company. These functions include: preparing Forms N-4 and N-6, N-SAR and 24F-2; providing requested information for SEC examinations; calculating daily unit values and preparing trial balances, financial reports and audit schedules. EquiTrust is not an affiliated person of the Company. EquiTrust is compensated quarterly for its services based on a schedule of fees attached to the agreement.

Item 32. Undertakings and Representations

(a) The Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the Prospectus, either a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COUNTRY Investors Variable Annuity Account, certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and, has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bloomington, State of Illinois, on the 30th day of April, 2007.

COUNTRY INVESTORS LIFE ASSURANCE COMPANY
COUNTRY INVESTORS VARIABLE ANNUITY ACCOUNT

By:	/s/ PHILIP T. NELSON
Philip T. Nelson President COUNTRY Investors Life Assurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date
/s/ PHILIP T. NELSON Philip T. Nelson	President and Director [Principal Executive Officer]	April 30, 2007

/s/ DAVID A. MAGERS David A. Magers	Senior Vice President and Chief Financial Officer [Principal Financial Officer] [Principal Accounting Officer]	April 30, 2007

* James A. Anderson	Director	April 30, 2007

* Wayne Anderson	Director	April 30, 2007

* Darryl R. Brinkman	Director	April 30, 2007

* Charles M. Cawley	Director	April 30, 2007

* Dale Hadden	Director	April 30, 2007

* Chris Hausman	Director	April 30, 2007

* Scott Halpin	Director	April 30, 2007

Signature	Title	Date
* Henry J. Kallal	Director	April 30, 2007

* Michael J. Kenyon	Director	April 30, 2007

* Richard D. Ochs	Director	April 30, 2007

* William H. Olthoff	Director	April 30, 2007

* James D. Schielein	Director	April 30, 2007

* Randal K. Schleich	Director	April 30, 2007

* Terry A. Pope	Director	April 30, 2007

* Gerald D. Thompson	Director	April 30, 2007

* Troy Uphoff	Director	April 30, 2007

* Dale W. Wachtel	Director	April 30, 2007

* J.C. Pool	Director	April 30, 2007

* Richard Guebert Jr.	Vice President and Director	April 30, 2007

*By:	/s/ PAUL M. HARMON
Paul M. Harmon
Attorney-In-Fact
Pursuant to Power of Attorney